                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21187

                         PIMCO Municipal Income Fund III
                         -------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: September 30, 2005
                         ------------------

Date of reporting period: March 31, 2005
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III

Semi-Annual Report
March 31, 2005

[PMX LOGO OMITTED]

[PZC LOGO OMITTED]

[PYN LOGO OMITTED]

CONTENTS
Letter to Shareholders ................................1
Performance & Statistics ............................2-4
Schedules of Investments ...........................5-22
Statements of Assets and Liabilities .................24
Statements of Operations ............................ 25
Statements of Changes in Net Assets ...............26-27
Notes to Financial Statements .....................28-34
Annual Shareholder Meetings Results/
Proxy Voting Policies & Procedures ...................35
Financial Highlights ..............................36-38

                                 [ALLIANZ LOGO OMITTED]

PIMCO MUNICIPAL INCOME FUNDS III LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

                                                                    May 17, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal
Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York
Municipal Income Fund III ("PIMCO Municipal Income Funds III" or the "Funds")
for the six months ended March 31, 2005.

Please refer to the following pages for specific information for each of the
PIMCO Municipal Income III Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds' transfer agent at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our web
site--www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund
Management LLC), the Funds' investment manager and Pacific Investment Management
Co. LLC, the Funds' sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Robert E. Connor                /s/ Brian S. Shlissel

Robert E. Connor                    Brian S. Shlissel
Chairman                            President & Chief Executive Officer

                 3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUND III PERFORMANCE & STATISTICS
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

SYMBOL:
PMX
OBJECTIVE:
To provide income exempt from federal income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS(1):
$724.8 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                    MARKET PRICE     NET ASSET VALUE ("NAV")
----------------------------------------------------------------------------
Six months                          3.51%            5.50%
1 Year                              4.51%            8.31%
Commencement of Operations
  (10/31/02) to 3/31/05             4.78%            7.77%

COMMON SHARE MARKET PRICE / NAV PERFORMANCE:
Commencement of Operations (10/31/02) to 3/31/05
[ ] Market Price
[ ] NAV

[LINE GRAPH]
[GRAPHIC OMITTED]



                        Net Asset       Market               Premium/
     Date                 Value          Price              (Discount)
----------------------------------------------------------------------

  10/31/2002              14.31         15.0000                4.82%
   11/7/2002              14.36         15.0000                4.46%
  11/14/2002              14.35         15.0000                4.53%
  11/21/2002              14.26         15.0000                5.19%
  11/29/2002              14.23         15.0000                5.41%
   12/6/2002              14.35         14.9000                3.83%
  12/13/2002              14.38         14.1600               -1.53%
  12/20/2002              14.33         14.1400               -1.33%
  12/27/2002               14.3         14.0200               -1.96%
    1/3/2003              14.28         14.3900                0.77%
   1/10/2003             14.205         14.3700                1.16%
   1/17/2003             14.269         14.5500                1.97%
   1/24/2003             14.241         14.4500                1.47%
   1/31/2003             14.241         14.2000               -0.29%
    2/7/2003              14.29         14.3800                0.63%
   2/14/2003              14.35         14.5500                1.39%
   2/21/2003               14.4         14.2800               -0.83%
   2/28/2003              14.46         14.1100               -2.42%
    3/7/2003              14.57         14.1600               -2.81%
   3/14/2003              14.58         14.3600               -1.51%
   3/21/2003              14.24         14.3000                0.42%
   3/28/2003              14.31         14.2400               -0.49%
    4/4/2003              14.01         14.0900                0.57%
   4/11/2003              14.08         14.1200                0.28%
   4/18/2003              14.26         14.2900                0.21%
   4/25/2003              14.25         14.1900               -0.42%
    5/2/2003              14.29         14.2900                0.00%
    5/9/2003              14.46         14.6500                1.31%
   5/16/2003              14.65         14.5500               -0.68%
   5/23/2003              14.78         14.6900               -0.61%
   5/30/2003              14.76         14.6600               -0.68%
    6/6/2003              14.79         14.8800                0.61%
   6/13/2003              14.95         14.9100               -0.27%
   6/20/2003              14.71         14.9100                1.36%
   6/27/2003              14.55         14.8000                1.72%
    7/4/2003              14.53         14.8400                2.13%
   7/11/2003              14.51         14.7100                1.38%
   7/18/2003              14.23         14.4300                1.41%
   7/25/2003              13.91         14.0300                0.86%
    8/1/2003              13.26         13.9000                4.83%
    8/8/2003              13.59         13.9600                2.72%
   8/15/2003              13.22         13.6900                3.56%
   8/22/2003              13.34         13.7200                2.85%
   8/29/2003              13.43         13.6900                1.94%
    9/5/2003               13.6         13.8700                1.99%
   9/12/2003              13.64         13.7600                0.88%
   9/19/2003               13.9         13.7700               -0.94%
   9/26/2003              13.96         14.0300                0.50%
   9/30/2003              14.05         14.2000                1.07%
   10/3/2003               13.9         14.1500                1.80%
  10/10/2003              13.78         13.7700               -0.07%
  10/17/2003              13.77         13.6900               -0.58%
  10/24/2003              14.02         13.8600               -1.14%
  10/31/2003              14.08         13.8200               -1.85%
   11/7/2003              14.11         13.8500               -1.84%
  11/14/2003              14.24         13.8600               -2.67%
  11/21/2003              14.36         13.8100               -3.83%
  11/28/2003              14.47         13.7200               -5.18%
   12/5/2003              14.38         13.8500               -3.69%
  12/12/2003              14.44         13.8600               -4.02%
  12/19/2003              14.52         14.0500               -3.24%
  12/26/2003              14.53         13.9500               -3.99%
    1/2/2004              14.65         13.9800               -4.57%
    1/9/2004              14.83         14.3900               -2.97%
   1/16/2004              14.75         14.4500               -2.03%
   1/23/2004              14.75         14.4400               -2.10%
   1/30/2004              14.67         14.4100               -1.77%
    2/6/2004               14.8         14.6100               -1.28%
   2/13/2004              14.84         14.6600               -1.21%
   2/20/2004              14.89         14.4400               -3.02%
   2/27/2004              14.82         14.5000               -2.16%
    3/5/2004              14.83         14.6000               -1.55%
   3/12/2004              14.77         14.6600               -0.74%
   3/19/2004               14.7         14.6300               -0.48%
   3/26/2004              14.54         14.6700                0.89%
    4/2/2004              14.41         14.5500                0.97%
    4/9/2004              14.54         14.0200               -3.58%
   4/16/2004              14.44         13.9000               -3.74%
   4/23/2004              14.39         13.6300               -5.28%
   4/30/2004              14.27         13.4100               -6.03%
    5/7/2004              14.05         13.0600               -7.05%
   5/14/2004              13.78         12.9400               -6.10%
   5/21/2004              13.84         12.9100               -6.72%
   5/28/2004              14.01         13.2700               -5.28%
    6/4/2004              13.94         13.3100               -4.52%
   6/11/2004              13.76         13.0000               -5.52%
   6/18/2004              13.85         13.0200               -5.99%
   6/25/2004              13.89         13.1600               -5.26%
    7/2/2004              14.14         13.6000               -3.82%
    7/9/2004              14.22         13.8300               -2.74%
   7/16/2004              14.06         13.7500               -2.20%
   7/23/2004              14.11         13.5600               -3.90%
   7/30/2004              14.11         13.8300               -1.98%
    8/6/2004              14.25         14.1000               -1.05%
   8/13/2004              14.19         13.9400               -1.76%
   8/20/2004              14.25         14.0700               -1.26%
   8/27/2004               14.3         14.1900               -0.77%
    9/3/2004              14.35         14.2400               -0.77%
   9/10/2004              14.27         14.1800               -0.63%
   9/17/2004              14.31         14.2100               -0.70%
   9/24/2004              14.41         14.3500               -0.42%
   9/30/2004              14.36         14.3000               -0.42%
   10/8/2004              14.38         14.5000                0.83%
  10/15/2004              14.41         14.6000                1.32%
  10/22/2004              14.47         14.5000                0.21%
  10/29/2004              14.49         14.5200                0.21%
   11/5/2004              14.45         14.2200               -1.59%
  11/12/2004              14.36         14.1400               -1.53%
  11/19/2004              14.38         14.3700               -0.07%
  11/26/2004              14.43         14.2800               -1.04%
   12/3/2004              14.42         14.1800               -1.66%
  12/10/2004              14.49         14.3000               -1.31%
  12/17/2004              14.47         14.2200               -1.73%
  12/23/2004              14.52         14.1400               -2.62%
  12/31/2004              14.56         14.1500               -2.82%
    1/7/2005              14.67         14.5100               -1.09%
   1/14/2005              14.59         14.5300               -0.41%
   1/21/2005              14.61         14.8600                1.71%
   1/28/2005               14.7         14.8000                0.68%
    2/4/2005              14.82         14.9600                0.94%
   2/11/2005               14.8         14.9900                1.28%
   2/18/2005              14.73         14.3900               -2.31%
   2/25/2005              14.76         14.6400               -0.81%
    3/4/2005              14.76         14.6400               -0.81%
   3/11/2005              14.68         14.3700               -2.11%
   3/18/2005              14.73         14.4000               -2.24%
   3/25/2005               14.7         14.1700               -3.61%
   3/31/2005              14.64         14.3000               -2.32%


MARKET PRICE / NAV:
------------------------------------------
Market Price                        $14.30
------------------------------------------
NAV                                 $14.64
------------------------------------------
Discount to NAV                      2.32%
------------------------------------------
Market Price Yield(3)                6.97%
------------------------------------------

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

[PIE CHART]
[GRAPHIC OMITTED]

RATINGS              MARKET VALUE             PERCENTAGE
AAA                 310,741,432.17                43.3%
AA                   92,817,238.95                13.1%
A                    93,844,412.90                13.1%
BBB                 124,107,724.30                17.3%
BB                    7,396,284.75                 1.0%
B                     5,029,731.00                 0.7%
VMIG1                14,135,000.00                 1.9%
NR                   69,102,093.57                 9.6%
                    717,173,917.64               100.0%

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2)  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal.
     Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the
     Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)  Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2005.

2 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III PERFORMANCE & STATISTICS
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

SYMBOL:
PZC

OBJECTIVE:
To provide current income exempt from federal and California state income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal and California state income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS(1):
$496.0 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                  MARKET PRICE     NET ASSET VALUE ("NAV")
--------------------------------------------------------------------------
Six months                        6.29%            6.90%
1 Year                            6.64%           10.47%
Commencement of Operations
  (10/31/02) to 3/31/05           4.14%            7.54%

COMMON SHARE MARKET PRICE / NAV PERFORMANCE:
Commencement of Operations (10/31/02) to 3/31/05
[ ] Market Price
[ ] NAV

[LINE GRAPH]
[GRAPHIC OMITTED]



                       Net Asset        Market            Premium/
        Date             Value          Price            (Discount)
    ----------------------------------------------------------------

     10/31/2001          14.30         15.0000              4.90%
      11/1/2002          14.30         15.0000              4.90%
      11/8/2002          14.34         15.0100              4.67%
     11/15/2002          14.31         15.0000              4.82%
     11/22/2002          14.29         15.0000              4.97%
     11/29/2002          14.29         15.0000              4.97%
      12/6/2002          14.32         14.9100              4.12%
     12/13/2002          14.33         14.1500             -1.26%
     12/20/2002          14.25         14.0500             -1.40%
     12/27/2002          14.19         14.0000             -1.34%
       1/3/2003          14.17         14.2000              0.21%
      1/10/2003          14.12         14.1000             -0.15%
      1/17/2003          14.10         13.9700             -0.94%
      1/24/2003          14.04         13.9600             -0.59%
      1/31/2003          14.04         13.7700             -1.90%
       2/7/2003          14.07         14.1500              0.57%
      2/14/2003          14.10         14.0500             -0.35%
      2/21/2003          14.14         13.7000             -3.11%
      2/28/2003          14.18         14.0000             -1.27%
       3/7/2003          14.27         14.5000              1.61%
      3/14/2003          14.30         14.3000              0.00%
      3/21/2003          13.93         14.1900              1.87%
      3/28/2003          14.08         14.0100             -0.50%
       4/4/2003          13.73         14.0400              2.26%
      4/11/2003          13.77         13.9900              1.60%
      4/18/2003          13.96         13.9900              0.21%
      4/25/2003          13.95         14.1100              1.15%
       5/2/2003          14.01         14.1200              0.79%
       5/9/2003          14.18         14.3500              1.20%
      5/16/2003          14.39         14.3000             -0.63%
      5/23/2003          14.58         14.6400              0.41%
      5/30/2003          14.55         14.6000              0.34%
       6/6/2003          14.59         14.6600              0.48%
      6/13/2003          14.74         14.7500              0.07%
      6/20/2003          14.39         14.7800              2.71%
      6/27/2003          14.18         14.6500              3.31%
       7/7/2003          14.11         14.4700              2.55%
      7/11/2003          14.10         14.3600              1.84%
      7/18/2003          13.76         14.0600              2.18%
      7/25/2003          13.35         13.5000              1.12%
       8/1/2003          12.84         12.8800              0.31%
       8/8/2003          13.03         13.6000              4.37%
      8/15/2003          12.73         13.3500              4.87%
      8/22/2003          12.79         13.3600              4.46%
      8/29/2003          12.82         13.4300              4.76%
       9/5/2003          13.01         13.4900              3.69%
      9/12/2003          13.03         13.9500              7.06%
      9/19/2003          13.30         13.6200              2.41%
      9/26/2003          13.39         13.7000              2.32%
      10/3/2003          13.43         13.6200              1.41%
     10/10/2003          13.19         13.4500              1.97%
     10/17/2003          13.26         13.2100             -0.38%
     10/24/2003          13.46         13.3200             -1.04%
     10/31/2003          13.54         13.5400              0.00%
      11/7/2003          13.58         13.7400              1.18%
     11/14/2003          13.80         13.5200             -2.03%
     11/21/2003          14.00         13.3800             -4.43%
     11/28/2003          14.09         13.4000             -4.90%
      12/5/2003          13.98         13.5400             -3.15%
     12/12/2003          14.05         13.4300             -4.41%
     12/19/2003          14.17         13.4700             -4.94%
     12/26/2003          14.18         13.5000             -4.80%
       1/2/2004          14.28         13.5500             -5.11%
       1/9/2004          14.49         13.7600             -5.04%
      1/16/2004          14.41         13.8300             -4.02%
      1/23/2004          14.39         13.9600             -2.99%
      1/30/2004          14.28         13.8300             -3.15%
       2/6/2004          14.42         14.1000             -2.22%
      2/13/2004          14.47         14.0300             -3.04%
      2/20/2004          14.54         13.9700             -3.92%
      2/27/2004          14.48         13.9800             -3.45%
       3/5/2004          14.54         14.2000             -2.34%
      3/12/2004          14.49         14.2000             -2.00%
      3/19/2004          14.42         14.1200             -2.08%
      3/26/2004          14.20         14.1800             -0.14%
       4/2/2004          14.10         14.0100             -0.64%
       4/9/2004          14.22         13.4800             -5.20%
      4/16/2004          14.03         13.3000             -5.20%
      4/23/2004          14.02         13.0800             -6.70%
      4/30/2004          13.86         12.8700             -7.14%
       5/7/2004          13.64         12.7800             -6.30%
      5/14/2004          13.32         12.6200             -5.26%
      5/21/2004          13.34         12.7500             -4.42%
      5/28/2004          13.55         12.9000             -4.80%
       6/4/2004          13.44         13.1200             -2.38%
      6/11/2004          13.27         12.9700             -2.26%
      6/18/2004          13.39         12.8900             -3.73%
      6/25/2004          13.48         12.8300             -4.82%
       7/2/2004          13.72         13.2800             -3.21%
       7/9/2004          13.81         13.3000             -3.69%
      7/16/2004          13.70         13.4500             -1.82%
      7/23/2004          13.75         13.7400             -0.07%
      7/30/2004          13.71         13.6400             -0.51%
       8/6/2004          14.01         13.8300             -1.28%
      8/13/2004          13.91         13.6400             -1.94%
      8/20/2004          13.98         13.7400             -1.72%
      8/27/2004          14.06         13.8400             -1.56%
       9/3/2004          14.09         13.8800             -1.49%
      9/10/2004          14.04         13.9200             -0.85%
      9/17/2004          14.08         14.0700             -0.07%
      9/24/2004          14.19         14.0800             -0.78%
      10/1/2004          14.10         13.8000             -2.13%
      10/8/2004          14.13         13.9600             -1.20%
     10/15/2004          14.18         14.0600             -0.85%
     10/22/2004          14.25         14.1600             -0.63%
     10/29/2004          14.25         14.1100             -0.98%
      11/5/2004          14.20         14.1600             -0.28%
     11/12/2004          14.14         13.7800             -2.55%
     11/19/2004          14.16         13.9000             -1.84%
     11/26/2004          14.21         13.8100             -2.81%
      12/3/2004          14.17         13.9800             -1.34%
     12/10/2004          14.26         14.0500             -1.47%
     12/17/2004          14.25         13.8000             -3.16%
     12/24/2004          14.33         13.7500             -4.05%
     12/31/2004          14.37         13.8500             -3.62%
       1/7/2005          14.55         14.1500             -2.75%
      1/14/2005          14.49         14.1500             -2.35%
      1/21/2005          14.49         14.2800             -1.45%
      1/28/2005          14.59         14.3300             -1.78%
       2/4/2005          14.73         14.4800             -1.70%
      2/11/2005          14.71         14.2400             -3.20%
      2/18/2005          14.66         14.1400             -3.55%
      2/25/2005          14.66         14.3800             -1.91%
       3/4/2005          14.66         14.4600             -1.36%
      3/11/2005          14.62         14.2000             -2.87%
      3/18/2005          14.74         14.2000             -3.66%
      3/25/2005          14.67         14.1200             -3.75%
      3/31/2005          14.60         14.1200             -3.29%


MARKET PRICE / NAV:
-------------------------------------------------
Market Price                               $14.12
-------------------------------------------------
NAV                                        $14.60
-------------------------------------------------
Discount to NAV                             3.29%
-------------------------------------------------
Market Price Yield(3)                       6.80%
-------------------------------------------------

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

[PIE CHART]
[GRAPHIC OMITTED]

Moody's Ratings           Market Value              %
---------------           ------------            -----
     Aaa                 170,243,365.00           34.7
     Aa                   13,524,655.00            2.8
      A                   46,807,720.00            9.5
     Baa                  88,641,722.00           18.0
    VMIG                   9,600,000.00            2.0
     NR                  162,568,625.00           33.0
                         -----------------------------
                         491,386,087.00          100.0
                         =============================

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2)  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal.
     Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the
     Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)  Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2005.

                 3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND III PERFORMANCE & STATISTICS
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

SYMBOL:
PYN

OBJECTIVE:
To provide current income exempt from federal, New York state and New York City income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York state and New York City income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS(1):
$129.2 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                 MARKET PRICE     NET ASSET VALUE ("NAV")
-------------------------------------------------------------------------
Six months                       2.41%            8.13%
1 Year                           3.24%           10.49%
Commencement of Operations
   (10/31/02) to 3/31/05         4.15%            8.81%

COMMON SHARE MARKET PRICE / NAV PERFORMANCE:
Commencement of Operations (10/31/02) to 3/31/05
[ ] Market Price
[ ] NAV

[LINE GRAPH]
[GRAPHIC OMITTED]



                          Net Asset       Market           Premium/
         Date               Value         Price           (Discount)
     ----------------------------------------------------------------

      10/31/2002             14.30        15.0000            4.90%
       11/1/2002             14.29        15.0000            4.97%
       11/8/2002             14.30        15.0000            4.90%
      11/15/2002             14.30        15.0200            5.03%
      11/22/2002             14.25        15.0000            5.26%
      11/29/2002             14.24        15.0000            5.34%
       12/6/2002             14.29        14.9100            4.34%
      12/13/2002             14.32        14.6600            2.37%
      12/20/2002             14.22        14.1000           -0.84%
      12/27/2002             14.18        13.9500           -1.62%
        1/3/2003             14.17        13.9500           -1.55%
       1/10/2003            14.119        14.0500           -0.49%
       1/17/2003             14.15        14.0500           -0.71%
       1/24/2003              14.1        13.9900           -0.77%
       1/31/2003              14.1        13.8200           -1.98%
        2/7/2003             14.13        13.8500           -1.98%
       2/14/2003             14.16        13.9500           -1.47%
       2/21/2003             14.19        13.7900           -2.81%
       2/28/2003             14.23        13.9000           -2.32%
        3/7/2003             14.29        14.1400           -1.05%
       3/14/2003             14.33        14.0900           -1.67%
       3/21/2003             13.93        13.8600           -0.49%
       3/28/2003             14.08        13.7100           -2.62%
        4/4/2003             14.06        13.8400           -1.55%
       4/11/2003              14.1        13.9900           -0.77%
       4/18/2003             14.17        13.9700           -1.40%
       4/25/2003             14.24        14.1500           -0.62%
        5/2/2003              14.3        14.3000            0.01%
        5/9/2003             14.56        14.4600           -0.68%
       5/16/2003             14.78        14.4700           -2.09%
       5/23/2003             14.84        14.4000           -2.95%
       5/30/2003             14.81        14.2800           -3.57%
        6/6/2003             14.84        14.6600           -1.20%
       6/13/2003             15.07        14.9500           -0.79%
       6/20/2003             14.77        14.9300            1.09%
       6/27/2003             14.62        14.7600            0.97%
        7/3/2003             14.59        14.7000            0.76%
       7/11/2003             14.56        14.7400            1.25%
       7/18/2003              14.2        14.4700            1.91%
       7/25/2003             13.98        14.1600            1.30%
        8/1/2003             13.06        13.7600            5.37%
        8/8/2003             13.65        13.8100            1.18%
       8/15/2003             13.28        13.5300            1.89%
       8/22/2003             13.41        13.7000            2.17%
       8/29/2003             13.56        13.7500            1.41%
        9/5/2003              13.8        13.8100            0.08%
       9/12/2003             13.77        13.7500           -0.14%
       9/19/2003             14.01        13.5200           -3.49%
       9/26/2003             14.11        13.6300           -3.39%
       10/3/2003             14.14        13.6800           -3.24%
      10/10/2003             13.93        13.7000           -1.64%
      10/17/2003             13.91        13.6800           -1.64%
      10/24/2003             14.17        13.6700           -3.52%
      10/31/2003             14.23        13.7900           -3.08%
       11/7/2003             14.32        13.9200           -2.78%
      11/14/2003             14.43        13.8700           -3.87%
      11/21/2003             14.52        13.7400           -5.36%
      11/28/2003             14.67        13.8000           -5.92%
       12/5/2003             14.56        14.0000           -3.84%
      12/12/2003             14.61        13.8700           -5.06%
      12/19/2003             14.65        13.8800           -5.25%
      12/26/2003             14.66        13.8900           -5.24%
        1/2/2004             14.82        13.9200           -6.06%
        1/9/2004             14.95        14.2100           -4.94%
       1/16/2004             14.85        14.2600           -3.96%
       1/23/2004             14.88        14.4700           -2.75%
       1/30/2004             14.79        14.4700           -2.15%
        2/6/2004             14.91        14.7500           -1.06%
       2/13/2004             14.96        14.4900           -3.13%
       2/20/2004             15.02        14.5300           -3.25%
       2/27/2004             14.95        14.6400           -2.06%
        3/5/2004             14.92        14.8000           -0.79%
       3/12/2004             14.86        14.7000           -1.07%
       3/19/2004              14.8        14.7800           -0.13%
       3/26/2004             14.65        14.6800            0.21%
        4/2/2004             14.53        14.4100           -0.82%
        4/8/2004             14.68        14.0700           -4.15%
       4/16/2004             14.58        13.7600           -5.61%
       4/23/2004              14.5        13.4500           -7.23%
       4/30/2004             14.39        13.3200           -7.43%
        5/7/2004             14.16        13.0900           -7.55%
       5/14/2004             13.83        12.5400           -9.32%
       5/21/2004             13.78        12.6700           -8.05%
       5/28/2004             13.98        13.1600           -5.86%
        6/4/2004             13.88        13.2500           -4.53%
       6/10/2004             13.66        12.9800           -4.97%
       6/18/2004              13.8        12.8500           -6.87%
       6/25/2004             13.84        12.9300           -6.57%
        7/2/2004             14.11        13.2200           -6.30%
        7/9/2004             14.17        13.3900           -5.49%
       7/16/2004             14.02        13.4500           -4.07%
       7/23/2004             14.09        13.3100           -5.53%
       7/30/2004              14.1        13.5300           -4.03%
        8/6/2004             14.25        13.9000           -2.45%
       8/13/2004             14.22        13.9000           -2.24%
       8/20/2004             14.29        14.1900           -0.70%
       8/27/2004             14.35        14.2500           -0.70%
        9/3/2004             14.41        14.2500           -1.11%
       9/10/2004             14.34        14.1700           -1.19%
       9/17/2004             14.38        14.4400            0.42%
       9/24/2004             14.45        14.3000           -1.04%
       10/1/2004             14.38        14.2500           -0.90%
       10/8/2004             14.43        14.4000           -0.21%
      10/15/2004             14.45        14.4500            0.00%
      10/22/2004             14.54        14.4000           -0.96%
      10/29/2004             14.56        14.4900           -0.48%
       11/5/2004             14.52        14.1700           -2.41%
      11/12/2004             14.45        14.0300           -2.91%
      11/19/2004             14.49        14.1700           -2.21%
      11/26/2004             14.48        14.3700           -0.76%
       12/3/2004             14.47        14.2900           -1.24%
      12/10/2004             14.52        14.1800           -2.34%
      12/17/2004             14.53        14.1800           -2.41%
      12/24/2004             14.56        14.3300           -1.58%
      12/31/2004             14.59        14.3200           -1.85%
        1/7/2005             14.74        14.4000           -2.31%
       1/14/2005             14.68        14.6000           -0.54%
       1/21/2005             14.68        14.5600           -0.82%
       1/28/2005              14.8        14.4100           -2.64%
        2/4/2005             14.89        14.6100           -1.88%
       2/11/2005             14.88        14.6200           -1.75%
       2/18/2005             14.92        14.5000           -2.82%
       2/25/2005             15.04        14.8500           -1.26%
        3/4/2005             15.01        14.8000           -1.40%
       3/11/2005                15        14.5300           -3.13%
       3/18/2005              15.2        14.5000           -4.61%
       3/25/2005             15.15        14.0300           -7.39%
       3/31/2005             15.08        14.1700           -6.03%


MARKET PRICE / NAV:
-------------------------------------------------
Market Price                               $14.17
-------------------------------------------------
NAV                                        $15.08
-------------------------------------------------
Discount to NAV                             6.03%
-------------------------------------------------
Market Price Yield(3)                       6.77%
-------------------------------------------------

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

[PIE CHART]
[GRAPHIC OMITTED]

Aaa                 38,595,645.00            29.9
Aa                  10,312,293.00             8.0
A                   18,274,170.00            14.2
Baa                 33,552,809.00            26.0
VMIG1                2,500,000.00             1.9
NR                  25,919,418.00            20.0
                   ------------------------------
                   129,154,335.00           100.0
                   ==============================

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2)  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

     An investment in the Fund involves risk, including the loss of principal.
     Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the
     Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)  Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2005.

4 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/S&P)     Value
============================================================================================================

 MUNICIPAL BONDS & NOTES--89.8%
           ALABAMA--0.7%
  $3,560   Birmingham, GO, 5.00%, 12/1/27-12/1/32, Ser. B (AMBAC)                   Aaa/AAA     $ 3,655,366
   1,500   Colbert Cnty., Northwest Health Care Auth., Health Care Facs.
             5.75%, 6/1/27                                                          Baa3/NR       1,490,580
                                                                                                -----------
                                                                                                  5,145,946
                                                                                                -----------
           ALASKA--0.7%
           State Housing Finance Corp.,
   3,900     5.00%, 12/1/33, Ser. A                                                 Aaa/AAA       3,955,926
   1,000     5.25%, 6/1/32, Ser. C (MBIA)                                           Aaa/AAA       1,003,930
                                                                                                -----------
                                                                                                  4,959,856
                                                                                                -----------
           ARIZONA--0.6%
   2,200   Health Facs. Auth. Hospital System Rev., 7.00%, 12/1/25                   NR/BBB       2,439,470
   1,500   Maricopa Cnty. Pollution Control Corp., Pollution Control Rev.,
             5.05%, 5/1/29 (AMBAC)                                                  Aaa/AAA       1,549,485
                                                                                                -----------
                                                                                                  3,988,955
                                                                                                -----------
           CALIFORNIA--7.2%
   1,000   Alameda Public Financing Auth. Rev., 7.00%, 6/1/09                        NR/NR        1,018,200
  48,585   Golden State Tobacco Securitization Corp., Tobacco Settlement
             Rev., 6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                        Baa3/BBB     50,466,233
                                                                                                -----------
                                                                                                 51,484,433
                                                                                                -----------
           COLORADO--4.2%
           El Paso Cnty., CP,
   4,555     5.00%, 12/1/23-12/1/27, Ser. A (AMBAC)                                 Aaa/AAA       4,712,690
   3,225     5.00%, 12/1/23-12/1/27, Ser. B (AMBAC)                                 Aaa/AAA       3,340,882
   1,500   Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)                Aaa/NR       1,552,950
   3,000   La Plata Cnty. School Dist. No. 9-R, Durango, GO,
             5.25%, 11/1/23-11/1/25 (MBIA)                                           Aaa/NR       3,183,760
   4,000   Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)                       NR/AA        4,089,520
   2,500   School Mines Auxilary Facs. Rev., 5.00%, 12/1/37 (AMBAC)                 Aaa/AAA       2,555,675
   9,955   Springs Utilities Rev., 5.00%, 11/15/30, Ser. B                           Aa2/AA      10,240,012
                                                                                                -----------
                                                                                                 29,675,489
                                                                                                -----------
           FLORIDA--6.3%
   8,000   Highlands Cnty., Health Facs. Auth., Rev., 5.25%, 11/15/23, Ser. B         A2/A        8,278,400
   2,500   Hillsborough Cnty. Industrial Dev. Auth., Hospital Rev.,
             5.25%, 10/1/34, Ser. B                                                 Baa1/NR       2,542,800
   1,485   Julington Creek Plantation Community Dev. Dist., Assessment
             Rev., 5.00%, 5/1/29 (MBIA)                                             Aaa/AAA       1,534,748
   1,000   Orange Cnty., Housing Finance Auth. Multifamily Rev.,
             5.25%, 1/1/28, Ser. G (FNMA)                                            Aaa/NR       1,021,590
  15,000   Pinellas Cnty., Health Facs. Auth. Rev., 5.50%, 11/15/33                  A1/NR       15,626,100
   7,500   South Miami Health Facs. Auth., Hospital Rev., 5.25%, 11/15/33           Aa3/AA-       7,678,125
   2,500   State Board Public Education, GO, 5.00%, 6/1/13 (MBIA)                   Aaa/AAA       2,717,700


                 3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                        Credit Ratings
   (000)                                                                        (Moody's/S&P)      Value
============================================================================================================

           FLORIDA (CONTINUED)
   $5,615  Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A                        Aa2/AA     $5,820,677
                                                                                               ----------
                                                                                               45,220,140
                                                                                               ----------
           GEORGIA--1.0%
    4,000  Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)             Aaa/AAA      4,140,080
    2,805  State GO, 5.50%, 7/1/13, Ser. C                                         Aaa/AAA      3,160,562
                                                                                               ----------
                                                                                                7,300,642
                                                                                               ----------
           IDAHO--1.0%
    6,750  State Building Auth. Building Rev., 5.00%, 9/1/33-9/1/43, Ser. A
             (XLCA)                                                                Aaa/AAA      6,928,985
                                                                                               ----------
           ILLINOIS--8.1%
    2,250  Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)                               Aaa/AAA      2,297,565
           Chicago Board of Education, GO,
      500    zero coupon, 12/1/28, Ser. A (FGIC)                                   Aaa/AAA        148,105
    5,000    5.00%, 12/1/31, Ser. C (FSA)                                          Aaa/AAA      5,104,600
    3,000  Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13,
             Ser. A                                                                 NR/NR       3,129,120
    7,000  Chicago Motor Fuel Tax Rev., 5.00% 1/1/33, Ser. A (AMBAC)               Aaa/AAA      7,160,790
    4,000  Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)                    Aaa/AAA      4,092,160
    5,056  Chicago, Special Assessment, 6.625%-6.75%, 12/1/22-12/1/32               NR/NR       5,274,626
    2,500  Chicago Water Rev., 5.00% 11/1/31 (AMBAC)                               Aaa/AAA      2,709,250
           Educational Facs. Auth. Rev.,
      220    5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13) (a)                        Aa1/AA        239,325
    4,945    5.00%-5.25%, 7/1/33-7/1/41                                             Aa1/AA      5,051,581
    4,160    5.25%, 7/1/41 (Pre-refunded @ $101, 7/1/11) (a)                        Aa1/AA      4,586,010
    9,045  Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev.,
             5.25%, 6/15/42 (MBIA)                                                 Aaa/AAA      9,423,171
    4,300  Round Lake, Special Tax Rev., 6.70%, 3/1/33                              NR/NR       4,525,320
    1,175  State Health Facs. Auth. Rev., 5.50%, 1/1/22                             A2/NR       1,227,558
    3,050  University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC)                         Aaa/AAA      3,113,227
                                                                                               ----------
                                                                                               58,082,408
                                                                                               ----------
           INDIANA--3.9%
    7,535  Bond Bank, 5.00%, 2/1/33, Ser. A (FSA)                                  Aaa/AAA      7,709,586
    3,000  Brownsburg, 1999 School Building Corp., 5.25% 3/15/25, Ser. A
             (FSA)                                                                 Aaa/AAA      3,186,870
    1,375  Fort Wayne Pollution Control Rev., 6.20%, 10/15/25                     Baa3/BBB-     1,392,297
    5,000  Indianapolis Local Public Improvement Board, Tax Allocation,
             5.00%, 2/1/29, Ser. G (MBIA)                                          Aaa/AAA      5,133,150
    4,500  Michigan City Area Wide School Building Corp., Rev.,
             zero coupon, 1/15/21-1/15/22 (FGIC)                                   Aaa/AAA      2,040,425
    1,000  Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22
             (AMBAC)                                                               Aaa/AAA      1,032,120
    3,500  State Dev. Finance Auth. Pollution Control Rev, 5.00% 3/1/30
             (AMBAC)                                                               Aaa/AAA      3,511,830


6 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                       Credit Ratings
   (000)                                                                       (Moody's/S&P)      Value
=========================================================================================================

           INDIANA (CONTINUED)
$ 3,455    Valparaiso, Middle Schools Building Corp. Rev., 5.00%, 7/15/24
             (MBIA)                                                               Aaa/AAA     $3,583,146
                                                                                              ----------
                                                                                              27,589,424
                                                                                              ----------
           IOWA--0.1%
  1,000    Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%,
             6/1/35, Ser. B                                                       Baa3/BBB       944,460
                                                                                              ----------
           KENTUCKY--0.9%
  4,805    Dev. Finance Auth. Hospital Rev., 6.00%, 10/1/19                         A3/A       5,267,770
  1,000    Economic Dev. Finance Auth. Hospital Facs. Rev., 5.25%, 10/1/30         A1/AA-      1,026,130
                                                                                              ----------
                                                                                               6,293,900
                                                                                              ----------
           LOUISIANA--1.0%
  5,000    Public Facs. Auth. Rev., 5.50%, 5/15/32, Ser. B                         A3/NR       5,151,300
  1,595    Tobacco Settlement Financing Corp., Rev., 5.875%, 5/15/39,
             Ser. 2001B                                                           Baa3/BBB     1,577,503
                                                                                              ----------
                                                                                               6,728,803
                                                                                              ----------
           MARYLAND--0.2%
  1,500    State Health & Higher Eduational Facs. Auth. Rev., 5.50%, 7/1/36        A2/NR       1,557,075
                                                                                              ----------
           MASSACHUSETTS--3.4%
  1,000    State Dev. Finance Agcy. Rev., 5.75%, 7/1/33                           Baa1/BBB     1,051,090
  7,000    State Health & Educational Facs. Auth. Rev., 5.125%, 7/15/37,
             Ser FF                                                               Aaa/AAA      7,277,270
  4,910    State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43,
             Ser. H                                                               Aa3/AA-      4,948,003
  3,225    State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8           Aaa/AAA      3,316,332
  7,555    State Water Resources Auth., 5.00%, 8/1/32, Ser. J (FSA)               Aaa/AAA      7,749,995
                                                                                              ----------
                                                                                              24,342,690
                                                                                              ----------
           MICHIGAN--7.0%
 12,240    Detroit Water Supply System, 5.00%, 7/1/34, Ser. B, (MBIA)             Aaa/AAA     12,546,367
  5,000    State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA)            Aaa/AAA      5,177,450
    175    State Hospital Finance Auth. Rev., Detroit Medical Center,
             5.25%, 8/15/23                                                        Ba3/B         156,207
  4,000    State Hospital Finance Auth. Rev., Henry Ford Health System,
             5.00%, 3/1/17                                                         A1/A-       4,126,280
  5,980    State Hospital Finance Auth. Rev., Oakwood Group, Ser. A,
             5.75%-6.00%, 4/1/22-4/1/32                                             A2/A       6,263,047
 20,000    State Hospital Finance Auth. Rev., Trinity Health Credit,
             5.375%, 12/1//30                                                     Aa3/AA-     20,767,200
  1,000    Technological University, 5.00%, 10/1/33 (XLCA)                        Aaa/AAA      1,023,800
                                                                                              ----------
                                                                                              50,060,351
                                                                                              ----------
           MINNESOTA--0.4%
  2,400    Upsala Independent School Dist. No. 487, GO,
             5.00%, 2/1/28 (FGIC)                                                 Aaa/Aaa      2,483,040
                                                                                              ----------


                 3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/S&P)      Value
============================================================================================================

           MISSISSIPPI--0.6%
$ 4,250    Business Finance Corp., Pollution Control Rev.,
             5.875%-5.90%, 4/1/22-5/1/22                                            Ba1/BBB-    $4,314,955
                                                                                                ----------
           MISSOURI--3.0%
  4,000    Bi-State Dev. Agcy., Missouri Illinois Met. Dist., 5.00%, 10/1/32
             (FSA)                                                                  Aaa/AAA      4,119,880
  1,350    St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev.,
             5.20%, 1/20/36 (GNMA)                                                   NR/AAA      1,366,038
  3,000    St. Louis Industrial Dev. Auth. Rev., 5.125%,
             12/20/29-12/20/30 (GNMA)                                                NR/AAA      3,055,230
  4,365    State Environmental Improvement & Energy Resources Auth.,
             Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B                     Aaa/NR      4,549,465
  7,500    State Health & Educational Facs. Auth., Health Facs. Rev.,
             6.25%, 12/1/30                                                           A2/A       8,005,350
                                                                                                ----------
                                                                                                21,095,963
                                                                                                ----------
           MONTANA--1.6%
 11,250    Forsyth Pollution Control Rev., 5.00%, 3/1/31 (AMBAC)                    Aaa/AAA     11,533,950
                                                                                                ----------
           NEVADA--0.6%
  3,355    Henderson Health Care Fac. Rev., 5.125%, 7/1/28                          Baa1/A-      3,325,476
    995    Henderson Local Improvement Dists., Special Assessment,
             5.80%, 3/1/23                                                           NR/NR       1,027,328
                                                                                                ----------
                                                                                                 4,352,804
                                                                                                ----------
           NEW HAMPSHIRE--0.7%
  4,750    Manchester Water Works, 5.00%, 12/1/28-12/1/34 (FGIC)                    Aaa/AAA      4,897,310
                                                                                                ----------
           NEW JERSEY--4.4%
  1,540    Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27                     Baa3/BBB     1,561,529
  4,500    Economic Dev. Auth. Economic Dev. Rev., 6.50%, 4/1/28                    Baa3/NR      5,153,805
    300    Economic Dev. Auth. Industrial Dev. Rev., 7.00%, 10/1/14                  Ba3/NR        313,473
  3,000    Health Care Facs. Financing Auth. Rev., Pascack Valley Hospital,
             6.625%, 7/1/36                                                          NR/B+       2,900,340
  2,000    Health Care Facs. Financing Auth. Rev., Somerset Medical Center,
             5.50%, 7/1/33                                                          Baa3/NR      1,930,400
  2,500    Middlesex Cnty. Polution Control Auth., Rev., 5.75%, 9/15/32             Ba1/BBB-     2,611,650
  2,000    South Port Corp., Rev., 5.10%, 1/1/33                                     NR/A-       2,047,080
  1,500    State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D                 NR/NR       1,587,690
 12,855    Tobacco Settlement Financing Corp., Rev.,
             6.00%-6.75%, 6/1/24-6/1/43                                             Baa3/BBB    13,430,846
                                                                                                ----------
                                                                                                31,536,813
                                                                                                ----------
           NEW MEXICO--0.1%
  1,000    Farmington Pollution Control Rev., 5.80%, 4/1/22                         Baa2/BBB     1,019,660
                                                                                                ----------


8 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                       Credit Ratings
   (000)                                                                       (Moody's/S&P)       Value
============================================================================================================

           NEW YORK--5.5%
$ 10,000   Metropolitan Transportation Auth. Rev.,
             5.25%, 11/15/32, Ser. B                                                A2/A      $10,442,900
           New York City Muni. Water Finance Auth., Water & Sewer
           System Rev.,
   5,000     5.00%, 6/15/35, Ser. C                                               Aa2/AA+       5,140,700
   1,500     5.00%, 6/15/39, Ser. A                                               Aa2/AA+       1,536,555
   3,800   State Dorm Auth. Rev., 5.00%, 3/15/32 (Pre-refunded @ 100,
             3/15/13) (a)                                                          A1/AA        4,134,552
  11,590   State Dorm Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                                 Aa2/AA      11,872,216
   4,000   State Dorm Auth. Rev., St. Barnabas,
             5.125%, 2/1/22, Ser. A (FHA)                                         Aaa/AAA       4,220,600
   2,000   State Environmental Facs. Corp. Clean Water & Drinking Rev.,
             5.00%, 6/15/28                                                       Aaa/AAA       2,063,620
                                                                                              -----------
                                                                                               39,411,143
                                                                                              -----------
           NORTH CAROLINA--1.6%
   2,000   Charlotte-Mecklenberg Hospital Auth., Healthcare System Rev.,
             5.00%, 1/15/33, Ser. A                                                Aa3/AA       2,037,260
           Eastern Municipal Power Agcy, Power System Rev.,
   4,000     5.125%, 1/1/23-1/1/26, Ser. D                                        Baa2/BBB      4,053,220
   3,795     5.375%, 1/1/17, Ser. C                                               Baa2/BBB      3,984,408
   1,500   Medical Care Commission, Health Care Facs. Rev., 5.00%, 7/1/35
             (AMBAC)                                                              Aaa/AAA       1,535,565
                                                                                              -----------
                                                                                               11,610,453
                                                                                              -----------
           OHIO--0.4%
   2,500   Lorian Cnty. Hospital Rev., 5.375%, 10/1/30                             A1/AA-       2,568,950
                                                                                              -----------
           PENNSYLVANIA--3.4%
   4,350   Allegeny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B         B1/B        5,029,731
   1,500   Cumberland Cnty. Muni. Auth. Retirement Community Rev.,
             7.25%, 1/1/35, Ser. A                                                 NR/NR        1,579,200
   3,250   Delaware River Joint Toll Bridge, Commission Bridge Rev.,
             5.00%, 7/1/28                                                         A2/A-        3,317,957
   3,000   Lehigh Cnty. General Purpose Auth. Rev., 5.375% 8/15/33                Baa2/BBB      3,035,040
   5,000   Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)           Aaa/AAA       5,224,450
   6,300   St. Mary Hospital Auth., Bucks Cnty., 5.00%, 12/1/28
             (Partially pre-refunded 6/1/08 @ 101) (a)                             Aa2/NR       6,318,018
                                                                                              -----------
                                                                                               24,504,396
                                                                                              -----------
           PUERTO RICO--0.3%
   2,200   Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN               A3/A-        2,278,298
                                                                                              -----------
           SOUTH CAROLINA--2.1%
   7,500   Florence Cnty. Hospital Rev., 5.00%, 11/1/31, Ser. A (FSA)             Aaa/AAA       7,718,175
   6,700   Jobs Economic Dev. Auth. Economic Dev. Rev., 5.625%, 11/15/30           A3/A-        6,885,188
                                                                                              -----------
                                                                                               14,603,363
                                                                                              -----------


                 3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                    Credit Ratings
   (000)                                                                     (Moody's/S&P)      Value
======================================================================================================

           TENNESSEE--0.7%
$ 1,250    Knox Cnty. Health Educational & Housing Facs. Board, Hospital
             Facs. Rev., 5.25%, 10/1/30                                          A1/AA-     $1,286,613
  3,500    Memphis Electric System Rev., 5.00%, 12/1/12, Ser. A (MBIA)          Aaa/AAA      3,798,340
                                                                                            ----------
                                                                                             5,084,953
                                                                                            ----------
           TEXAS--10.2%
  4,135    Canyon Independent School Dist., GO,
             5.00%, 2/15/28, Ser. A (PSF)                                       Aaa/AAA      4,248,340
  2,500    Columbia & Brazoria Independent School Dist., GO, 5.00%,
             8/1/29 (PSF)                                                        NR/AAA      2,568,350
  1,300    Comal Cnty. Health Facs. Dev., Healthcare System Rev., 6.25%,
             2/1/32                                                             Baa2/BBB     1,336,244
 33,000    Denton Independent School Dist. GO,
             zero coupon, 8/15/26-8/15/29 (PSF)                                 Aaa/AAA      8,844,710
           Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
  2,750      5.375%, 2/15/26                                                     NR/AA-      2,826,532
  5,000      5.375%, 7/1/29 (MBIA)                                              Aaa/AAA      5,283,500
           Harris Cnty., GO,
  4,400      5.125% 8/15/31(Pre-refunded @ 100, 8/15/12) (a)                    Aa1/AA+      4,818,396
 19,500      5.125% 8/15/32 (FSA)                                               Aaa/AAA     20,156,565
  4,005    Houston, GO, 5.00%, 3/1/25 (MBIA)                                    Aaa/AAA      4,136,965
  5,000    Houston Water & Sewer System Rev.,
             5.00%, 12/1/30, Ser. A (FSA) (Pre-refunded @ 100, 12/1/12) (a)     Aaa/AAA      5,429,650
  7,000    Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF)              Aaa/NR      7,137,550
    415    Leander Independent School Dist., GO, 5.00%, 8/15/32 (PSF)            NR/AAA        424,205
  1,500    North Thruway Auth., Dallas North Thruway Sysem. Rev.,
             5.00%, 1/1/33, Ser. A (AMBAC) 665                                  Aaa/AAA      1,534,665
  2,105    Northwest Harris Cnty. Muni Utility Dist. No. 16, GO,
             5.30%, 10/1/29 (Radian)                                             NR/AA       2,163,414
  2,000    University Texas, 5.00%, 7/1/26, Ser. B                              Aaa/AAA      2,074,780
                                                                                            ----------
                                                                                            72,983,866
                                                                                            ----------
           UTAH--0.8%
  4,100    Salt Lake Cnty Hospital Rev., 5.125%, 2/15/33 (AMBAC)                Aaa/AAA      4,225,173
  1,750    Weber Cnty., Hospital Rev., 5.00%, 8/15/30                           Aa1/AA+      1,763,160
                                                                                            ----------
                                                                                             5,988,333
                                                                                            ----------
           WASHINGTON--7.0%
  6,375    Chelan Cnty. Public Utility Dist Rev., No. 001,
             5.125%, 7/1/33, Ser. C (AMBAC)                                     Aaa/AAA      6,582,570
 15,000    King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A, (FSA)                  Aaa/AAA     15,308,400
  3,000    Port Seattle, Rev., 5.00%, 9/1/24 (FGIC)                             Aaa/AAA      3,108,750
 24,215    Tobacco Settlement Auth., Tobacco Settlement Rev.,
             6.50%, 6/1/26                                                      Baa3/BBB    25,245,833
                                                                                            ----------
                                                                                            50,245,553
                                                                                            ----------


10 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                    Credit Ratings
   (000)                                                                    (Moody's/S&P)      Value
======================================================================================================

           WISCONSIN--0.1%
  $  560   Badger Tobacco Asset Securitization Corp.
             6.00%, 6/1/17                                                     Baa3/BBB    $   566,300
                                                                                           -----------
           Total Municipal Bonds & Notes (cost-$613,301,809)                               641,383,660
                                                                                           ===========
 VARIABLE RATE NOTES (b)(c)(d)--6.4%
           CALIFORNIA--1.4%
   7,000   State Economic Recovery 14.925%, 7/1/11, Ser. 930 (MBIA)             NR/AAA       9,960,790
                                                                                           -----------
           ILLINOIS--0.3%
   1,990   Dev. Finance Auth., Gas Supply Rev.,
             16.08%, 2/1/11 (AMBAC)                                             NR/NR        2,229,656
                                                                                           -----------
           MICHIGAN--1.7%
   4,990   Detroit Sewer Disposal Rev., 16.54%, 7/1/11 (FSA)                    NR/AAA       5,885,356
   5,720   Detroit Water Supply System Rev., 15.50%, 1/1/11 (MBIA)              NR/AAA       6,596,075
                                                                                           -----------
                                                                                            12,481,431
                                                                                           -----------
           NEW MEXICO--0.2%
   1,005   State Auth. Transit Rev., 7.45%, 6/15/12, Ser. 949 (AMBAC)           Aaa/NR       1,173,900
                                                                                           -----------
           TEXAS--1.7%
   2,450   Dallas Area Rapid Transit Rev., 13.76%, 12/1/26 (FGIC)               NR/NR        2,757,646
   5,058   Denton Independent School Dist., GO, 7.45%, 8/15/33 (PSF)            Aaa/NR       5,275,478
   1,870   Mansfield Independent School Dist., GO, 19.13%, 2/15/23 (PSF)        NR/NR        2,197,549
   2,060   University Rev., 14.07%, 8/15/27                                     NR/NR        2,310,867
                                                                                           -----------
                                                                                            12,541,540
                                                                                           -----------
           WASHINGTON--1.1%
   1,520   King Cnty Sewer Rev., 16.38%, 7/1/11 (FGIC)                          NR/NR        1,742,802
   3,655   Port Tacoma, GO, 15.03%, 6/1/11 (AMBAC)                              NR/NR        4,203,396
   1,510   Seattle Drain & Wastewater Rev., 16.47%, 7/1/10 (FGIC)               NR/NR        1,734,703
                                                                                           -----------
                                                                                             7,680,901
                                                                                           -----------
           Total Variable Rate Notes (cost-$43,124,694)                                     46,068,218
                                                                                           -----------
 VARIABLE RATE DEMAND NOTES (b)(e)--3.1%
           CONNECTICUT--0.8%
           State Health & Educational Auth. Facs. Rev., 2.30%, 4/1/05,
   3,000     2.30%, 4/1/05, Ser V-1                                           VMIG1/A-1+     3,000,000
   3,000     2.30%, 4/1/05, Ser V-2                                           VMIG1/A-1+     3,000,000
                                                                                           -----------
                                                                                             6,000,000
                                                                                           -----------
           ILLINOIS--0.2%
   1,100   State Finance Auth. Rev., 2.28%, 4/6/05, Ser B                     VMIG1/A-1+     1,100,000
                                                                                           -----------
           INDIANA--0.5%
   3,700   Indianapolis Local Public Improvement Board, Rev.,
             2.28%, 4/6/05, Ser. F-2 (MBIA)                                    Aaa/A-1+      3,700,000
                                                                                           -----------


                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (concluded)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                        Credit Ratings
   (000)                                                                        (Moody's/S&P)       Value
===========================================================================================================

           KANSAS--0.3%
 $  2,385  State Dept. Transportation Highway Rev., 2.23%, 4/6/05, Ser. D         VMIG1/A-1+   $ 2,385,000
                                                                                               ------------
           NEW YORK--0.3%
    1,700  New York City Transitional Finance Auth. Rev., 2.27%, 4/6/05,
             Ser. 3                                                               VMIG1/A-1+     1,700,000
                                                                                               ------------
           TEXAS--0.3%
    2,200  Harris Cnty. Industrial. Dev. Pollution Control Corp. Rev., 2.22%,
             4/1/05                                                                Aaa/A-1+      2,200,000
                                                                                               ------------
           VIRGINIA--0.4%
    2,950  Loudoun Cnty. Industrial Dev. Auth. Rev., Howard Hughes Medical
             Center 2.30%, 4/1/05, Ser. C                                         VMIG1/A-1+     2,950,000
                                                                                               ------------
           WYOMING--0.3%
    1,900  Lincoln Cnty. Pollution Control Rev., 2.19%, 4/1/05                     P-1/A-1+      1,900,000
                                                                                               ------------
           Total Variable Rate Notes Demand Notes (cost-$21,935,000)                            21,935,000
                                                                                               ------------
 U.S. TREASURY BILLS (f)--1.1%
    7,820  2.56%-2.72%, 5/5/05-6/16/05 (cost-$7,786,536)                            Aaa/AAA      7,787,040
                                                                                               ------------
           TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-$686,148,039)-100.4%                717,173,918
                                                                                               ------------
CALL OPTIONS WRITTEN (g)--(0.3)%

Contracts
          U.S. Treasury Bonds Futures, Chicago Board of Trade
(610)        Strike Price $109, expires 8/26/05                                                   (934,063)
(331)        Strike Price $110, expires 5/20/05                                                   (165,500)
(983)        Strike Price $110, expires 8/26/05                                                 (1,044,437)
                                                                                              ------------
          Total Call Options Written (premiums received-$1,963,882)                             (2,144,000)
                                                                                              ------------
 PUT OPTIONS WRITTEN (g)--(0.1)%
          U.S. Treasury Bonds Futures, Chicago Board of Trade
(983)        Strike Price $105, expires 8/26/05                                                   (599,016)
(152)        Strike Price $107, expires 5/20/05                                                    (33,250)
                                                                                              ------------
          Total Put Options Written (premiums received-$949,447)                                  (632,266)
                                                                                              ------------
          Total Options Written (premiums received-$2,913,329)                                  (2,776,266)
                                                                                              ------------
          TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN                                           $714,397,652
             (cost-$683,234,710)-100.0%                                                       ------------



12 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                     Credit Ratings
  (000)                                                                       (Moody's/S&P)       Value
===========================================================================================================

 CALIFORNIA MUNICIPAL BONDS & NOTES--84.4%
$ 14,925    Association of Bay Area Governments Finance Auth. Rev., Odd
              Fellows Home, 5.20%-5.35%, 11/15/22-11/15/32                         NR/A       $ 15,463,665
   1,000    Alameda Public Finance Auth. Rev., 7.00%, 6/1/09                      NR/NR          1,018,200
   2,135    Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
              5.50%, 12/1/28-12/1/33                                              NR/BBB         2,154,915
   2,000    Butte-Glenn Community College, GO,
              5.00%, 8/1/26, Ser. A (MBIA)                                        Aaa/NR         2,071,460
   2,000    Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
              6.00%, 9/1/32                                                       NR/NR          2,069,180
   1,000    Carlsbad Improvement Bond Act 1915, 6.00%, 9/2/34                     NR/NR          1,025,750
   1,000    Cathedral City Public Financing Auth. Rev.,
              5.00%, 8/1/33, Ser. A (MBIA)                                        Aaa/AAA        1,020,850
   1,150    Ceres Redev. Agcy. Tax Allocation,
              5.00%, 11/1/33 (MBIA)                                               Aaa/AAA        1,188,790
   5,765    Ceres Unified School Dist., GO,
              zero coupon, 8/1/28-8/1/29 (FGIC)                                   Aaa/AAA        1,539,432
   3,895    Chula Vista Community Fac. Dist., Special Tax.,
              5.75%-6.20%, 9/1/26-9/1/33                                          NR/NR          4,004,841
     945    Chula Vista Improvement Board Act 1915, Special Assessment,
              6.15%, 9/2/29                                                       NR/NR            968,238
   8,000    Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev.,
              5.625%, 8/1/33                                                      NR/BBB         8,226,640
   3,775    Cucamonga School Dist., CP,
              5.20%, 6/1/27                                                       NR/A-          3,740,421
   5,205    Eastern Muni. Water Dist. Community Facs., Special Tax,
              5.75%-6.10%, 9/1/27-9/1/33                                          NR/NR          5,299,672
   2,500    Educational Fac. Auth. Rev., Institute of Technology,
              5.00%, 10/1/32, Ser. A                                              Aaa/AAA        2,561,175
   2,455    Educational Facs. Auth. Rev., Loyola-Marymount University,
              zero coupon, 10/1/34 (MBIA)                                         Aaa/NR           511,573
   5,000    Educational Facs. Auth. Rev., Pepperdine Univ.
              5.00%, 9/1/33, Ser. A (FGIC)                                        Aaa/AAA        5,117,800
     500    Franklin-Mckinley School Dist., GO,
              5.00%, 8/1/27, Ser. B (FSA)                                         Aaa/AAA          517,165
   5,000    Fremont Community Facs. Dist., Special Tax,
              6.30%, 9/1/31                                                       NR/NR          5,129,700
   9,500    Fresno School Unified Dist., GO,
              6.00%, 8/1/26, Ser. A (MBIA).                                       Aaa/AAA       11,439,900
   4,380    Glendale Electric Works Rev.,
              5.00%, 2/1/27 (MBIA)                                                Aaa/AAA        4,522,788
  56,490    Golden State Tobacco Securitization Corp. Tobacco Settlement
              Rev., 6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                     Baa3/BBB      59,063,487
            Health Facs. Financing Auth. Rev.,
   5,000      5.00%, 3/1/33                                                        NR/A          4,992,300
   6,000      5.00%, 11/1/33, Ser. B (MBIA)                                       Aaa/AAA        6,117,120
   2,000      6.25%, 8/15/35, Ser. A.                                             A1/AA-         2,249,800



                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



  Principal
   Amount                                                                     Credit Ratings
    (000)                                                                     (Moody's/S&P)       Value
==========================================================================================================

 $   5,000   Health Facs. Financing Auth. Rev., Kaiser Permanente,
               5.00%, 10/1/18, Ser. B                                             A3/AAA     $  5,271,700
     3,550   Health Fac. Financing Auth. Rev., Northern California Ret.
               Officers, 5.125%-5.25%, 1/1/22-1/1/26                               NR/A         3,683,402
     2,750   Infrastructure & Economic Dev. Bank Rev., Claremount Univ.
               Consortium, 5.25%, 10/1/33                                         Aa3/NR        2,871,000
             Infrastructure & Economic Dev. Rev., Kaiser Assistance Corp.,
     3,000     5.50%, 8/1/31, Ser. B                                               A2/A         3,119,520
     8,000     5.55%, 8/1/31, Ser. A                                               NR/A         8,373,520
     3,725   La Mesa-Spring Valley School Dist., GO,
               5.00%, 8/1/26, Ser. A (FGIC) (Pre-refunded @ 100, 8/1/12) (a)     Aaa/AAA        4,072,915
     1,400   La Quinta Redev. Agcy, Tax Allocation,
               5.10%, 9/1/31 (AMBAC)                                             Aaa/AAA        1,436,988
        20   Lancaster Financing Auth. Tax Allocation Rev.,
               4.75%, 2/1/34 (MBIA)                                              Aaa/AAA           19,874
       825   Lee Lake Water Dist. Community Facs. Dist., Special Tax,
               6.125%, 9/1/32                                                     NR/NR           846,879
     5,000   Long Beach Community College Dist.,
               5.00%, 5/1/28, Ser. A (MBIA)                                      Aaa/AAA        5,167,500
             Los Angeles Unified School Dist., GO,
     7,650     5.00%, 1/1/28, Ser. A (MBIA)                                      Aaa/AAA        7,937,028
     3,000     5.125%, 1/1/27, Ser. E (MBIA).                                    Aaa/AAA        3,118,290
     1,000   Lynwood Unified School Dist., GO,
               5.00%, 8/1/27, Ser. A (FSA)                                        Aaa/NR        1,034,330
     5,280   Modesto Irrigation Dist., CP,
               5.00%, 7/1/33 (MBIA)                                              Aaa/AAA        5,415,802
     2,180   Murrieta Valley Unified School Dist., Special Tax,
               6.40%, 9/1/24                                                      NR/NR         2,257,368
     5,000   Oakland GO,
               5.00%, 1/15/33, Ser. A (MBIA)                                     Aaa/AAA        5,139,050
     2,530   Oakland Redev. Agcy., Tax Allocation,
               5.25%, 9/1/27-9/1/33                                               NR/A-         2,565,722
     5,000   Orange Cnty. Community Facs. Dist., Special Tax,
               5.55%, 8/15/33, Ser. A                                             NR/NR         5,084,150
     5,000   Orange Cnty. Unified School Dist., CP,
               4.75%, 6/1/29 (MBIA)                                              Aaa/AAA        5,042,800
     1,000   Orange Cnty. Water Dist. Rev., CP,
               5.00%, 8/15/28, Ser. B (MBIA)                                     Aaa/AAA        1,030,950
     2,000   Palm Desert Financing Auth., Tax Allocation Rev.,
               5.00%, 4/1/25, Ser. A (MBIA)                                      Aaa/AAA        2,058,340
     1,410   Ponoma Public Financing Auth. Rev.,
               5.00%, 12/1/37, Ser. AF (MBIA)                                    Aaa/AAA        1,435,027
     3,385   Poway Unified School Dist., Special Tax,
               6.05%-6.125%, 9/1/25-9/1/33                                        NR/NR         3,478,829
     5,000   Riverside CP,
               5.00%, 9/1/33 (AMBAC)                                              NR/AAA        5,113,400
       500   Rocklin Unified School Dist. Community Facs., Special Tax,
               5.00%, 9/1/29 (MBIA)                                              Aaa/AAA          514,845


14 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Principal
  Amount                                                                Credit Ratings
   (000)                                                                (Moody's/S&P)         Value
=======================================================================================================

$ 7,680    Rowland Unified School Dist., GO,
             5.00%, 8/1/28, Ser. B (FSA)                                   Aaa/AAA        $  7,943,654
  1,470    Sacramento City Financing Auth. Rev.,
             6.25%, 9/1/23, Ser. A                                          NR/NR            1,516,643
           San Diego Unified School Dist., GO,
    480      5.00%, 7/1/26, Ser. C (FSA)                                   Aaa/AAA             497,006
 19,425      5.00%, 7/1/26-7/1/28, Ser. E (FSA)                            Aaa/AAA          20,980,100
  1,500    San Diego Univ. Foundation Auxiliary Organization, Rev.,
             5.00%, 3/1/27, Ser. A (MBIA)                                  Aaa/AAA           1,539,555
  3,000    San Jose Libraries & Parks Project, GO,
             5.125%, 9/1/31                                                Aa1/AA+           3,089,760
 16,085    Santa Ana Unified School Dist., GO,
             zero coupon, 8/1/26-8/1/32, Ser. B (FGIC)                     Aaa/AAA           4,345,730
  1,250    Santa Clara Valley Transportation Auth., Sales Tax Rev.,
             5.00%, 6/1/26, Ser. A (MBIA)                                  Aaa/AAA           1,277,812
  6,000    Santa Margarita Water Dist., Special Tax,
             6.25%, 9/1/29                                                  NR/NR            6,394,380
  1,205    Sequoia Union High School Dist. GO,
             5.00%, 7/1/23 (MBIA)                                           Aaa/NR           1,256,128
  4,475    Simi Valley Community Dev. Agcy., Tax Allocation,
             5.00%, 9/1/25 (FGIC)                                          Aaa/AAA           4,629,969
  4,250    Sonoma Cnty. Jr. College Dist.,
             5.00%, 8/1/27, Ser. A (FSA)                                   Aaa/AAA           4,395,902
  1,000    Sonoma Cnty. Water Agcy. Water Rev.,
             5.00%, 7/1/32, Ser. A (MBIA)                                  Aaa/AAA           1,021,450
           South Tahoe Joint Powers Financing Auth.,
  2,500      5.125%, 10/1/09                                                NR/NR            2,531,000
  4,425      5.45%, 10/1/33                                                 NR/BBB           4,484,959
 12,200    Southern CA Public Power Auth., Power Project Rev.,
             5.00%, 7/1/33, Ser. A-2003-1 (AMBAC).                         Aaa/AAA          12,555,996
  4,095    State Dept. Veteran Affairs Home Purchase Rev.,
             5.35%, 12/1/27, Ser. A (AMBAC)                                Aaa/AAA           4,225,712
  3,600    State Dept. Water Resources, Central Valley Project,
             5.00%, 12/1/15-12/1/25, Ser. AC (MBIA)                        Aaa/AAA           3,883,848
           State Public Works Board Lease Rev.,
  5,385      5.00%, 10/1/19                                                 A3/A-            5,552,312
  4,600      5.00%, 4/1/28, Ser. A                                          Aa2/A+           4,675,670
  1,105      5.375%, 4/1/28                                                Baa1/A-           1,151,951
  3,505    Statewide Community Dev. Auth., CP, Internext Group,
             5.375%, 4/1/30                                                NR/BBB-           3,493,048
           Statewide Community Dev. Auth. Rev.,
 15,000      5.50%, 10/1/33, Ser. A                                          A3/A           15,629,250
  7,300      5.50%, 11/15/33, Ser. A                                         NR/A            7,709,238
 10,000      5.50% 8/15/34, Ser. B                                          A1/AA-          10,385,200
  2,500      7.25%, 10/1/33                                                 NR/NR            2,578,100
  1,795    Sunnyvale Financing Auth., Water & Wastewater Rev.,
             5.00%, 10/1/26 (AMBAC)                                        Aaa/AAA           1,836,895


                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



Principal
  Amount                                                                          Credit Ratings
  (000)                                                                           (Moody's/S&P)       Value
==============================================================================================================

$ 2,000      Tamalpais Union High School Dist. GO,
               5.00%, 8/1/26 (MBIA)                                                  Aaa/AAA      $  2,064,180
  2,000      Temecula Public Financing Auth., Special Tax,
               6.00%, 9/1/33, Ser. A.                                                 NR/NR          2,061,840
             Tobacco Securitization Agcy. Rev.,
 15,100        5.875%-6.00%, 6/1/35-6/1/42.                                          Baa3/NR        14,847,742
  2,000        6.125%, 6/1/43                                                         NR/BBB         2,004,960
  2,950      Torrance Medical Hospital Rev.,
               5.50%, 6/1/31                                                          A1/A+          3,046,553
  4,000      Vernon Electric System Rev.,
               5.50%.4/1/33 (Pre-refunded @ 4/1/08) (a)                              Aaa/NR          4,302,840
  1,000      West Basin Municipal Water Dist. Rev., CP,
               5.00%, 8/1/30, Ser. A (MBIA)                                          Aaa/AAA         1,028,030
  2,500      William S. Hart Union High School Dist., Special Tax,
               6.00%, 9/1/33                                                          NR/NR          2,541,050
  2,750      Woodland Finance Auth. Lease Rev.,
               5.00%, 3/1/32 (XLCA)                                                  Aaa/AAA        2,823,398
                                                                                                  ------------
             Total California Municipal Bonds & Notes (cost-$393,999,285)                          412,405,952
                                                                                                  ============
OTHER MUNICIPAL BONDS & NOTES--3.7%
             NEW YORK-0.6%
  2,500      New York State Dormitory Auth. Revs.,
               6.25%, 8/15/15 (FHA)                                                  Aa2/AAA         2,888,225
             PUERTO RICO-3.1%                                                                     ------------
  3,500      Commonwealth, GO, 5.00%, 7/1/30, Ser. A.                                Baa1/A-         3,726,940
  1,500      Electric Power Auth. Power Revenue,
               5.125%, 7/1/29, Ser NN.                                                A3/A-          1,553,385
             Public Buildings Auth. Rev.,
  4,420        5.00%, 7/1/36, Ser. I                                                 Baa1/A-         4,518,124
    290        5.25%, 7/1/36, Ser. D                                                 Baa1/A-           301,472
    790        5.25%, 7/1/36, Ser. D (Pre-refunded @ 100, 7/1/12) (a)                Baa1/A-           862,380
  3,800      Public Finance Corp. Rev.,
               5.75, 8/1/27, Ser. A                                                 Baa2/BBB+        4,169,626
                                                                                                  ------------
                                                                                                    15,131,927
                                                                                                  ------------
             Total Other Municipal Bonds & Notes (cost-$17,265,970)                                 18,020,152
                                                                                                  ============
 CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)--8.5%
  1,465      Infrastructure & Economic Dev. Bank Rev.
               13.85%, 7/1/29 (AMBAC)                                                 NR/NR          1,685,790
             Los Angeles Unified School Dist., GO
  2,090        17.36%, 1/1/11 Ser. 1763-A, (MBIA)                                     NR/NR          3,142,043
  1,745        14.58%, 1/1/23 Ser. 1763-B (MBIA)                                      NR/NR          1,796,251
  2,020      Los Angeles Water & Power Rev.
               13.06%, 1/1/25                                                         NR/NR          2,263,491
    950      Orange Cnty. Water Dist. Rev., CP
               14.94%, 2/15/11 (MBIA)                                                 NR/NR          1,055,526



16 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



Principal
  Amount                                                                                Credit Ratings
  (000)                                                                                 (Moody's/S&P)          Value
=======================================================================================================================

$ 710        Pajaro Valley Unified School Dist., GO,
               17.40%, 8/1/11                                                              NR/NR           $    888,650
1,170        Pasadena Water Rev.
               14.32%, 6/1/27 (FGIC)                                                       NR/NR              1,334,724
1,785        Sacramento Cnty. Water Financing Auth. Rev.
               15.44%, 6/1/11 (AMBAC)                                                      NR/NR              2,061,122
1,150        Sacramento Muni Utility Dist., Electric Rev.
               17.29%, 2/15/11 (MBIA)                                                      NR/NR              1,358,403
1,725        San Diego Community College Dist., GO
               17.38%, 5/1/11 (FSA)                                                        NR/NR              2,129,513
2,680        San Marcos Public Facs. Auth. Tax Allocation Rev.
               15.02%, 2/1/11-8/1/11 (FGIC)                                                NR/NR              3,032,931
             Southern CA Public Power Auth., Power Project Rev.
1,350          7.47%, 7/1/11 (AMBAC) (h)                                                   NR/NR              1,428,786
2,065          15.24%, 7/1/11 (AMBAC)                                                      NR/NR              2,424,207
11,300       State Economic Recovery, 7.47%, 7/1/12, Ser. 956 (MBIA)                       NR/NR             13,179,416
3,435        University of CA Rev. 17.04%, 9/1/33-9/1/34 (FSA)                             NR/NR              3,975,762
                                                                                                           ------------
             Total California Variable Rate Notes (cost-$40,848,484).                                        41,756,615
                                                                                                           ============
 CALIFORNIA VARIABLE RATE DEMAND NOTES (b)(e)--2.5%
3,000        Metropolitan Water Dist., Southern CA Waterworks Rev.,
               2.24%, 4/1/05, Ser. B-3 (WestDeutsche Landesbank).                        VMIG1/A-1+           3,000,000
             Newport Beach Memorial Hospital,
1,500          2.26%, 4/1/05, Ser. A                                                     VMIG1/A-1+           1,500,000
2,000          2.26%, 4/1/05, Ser. B                                                     VMIG1/A-1+           2,000,000
3,000          2.26%, 4/1/05, Ser. C                                                     VMIG1/A-1+           3,000,000
2,700        State Infrastructure & Economico Dev. Bank Rev.,
               2.28%, 4/1/05, Ser. B (AMBAC)                                              Aaa/A-1+            2,700,000
  100        State Pollution Control Finance Authority, Rev.,
               2.08%, 4/1/05                                                              P-1/A-1+              100,000
                                                                                                           ------------
             Total California Variable Rate Demand Notes (cost-$12,300,000)                                  12,300,000
                                                                                                           ============
 U.S. TREASURY BILLS (f)--1.4%
6,930        2.44%-2.74%, 5/5/05-6/16/05 (cost-$6,903,134)                                Aaa/AAA             6,903,368
                                                                                                           ------------
             Total Investments, before options written
              (cost-$471,316,873)-100.5%                                                                    491,386,087
                                                                                                           ============
 CALL OPTIONS WRITTEN (g)--(0.4)%
 Contracts
 ---------
             U.S. Treasury Bonds Futures, Chicago Board of Trade
 (540)         Strike Price $109, expires 8/26/05                                                              (826,875)
 (243)         Strike Price $110, expires 5/20/05                                                              (121,500)
 (898)         Strike Price $110, expires 8/26/05                                                              (954,125)
                                                                                                           ------------
             Total Call Options Written (premiums received-$1,693,028)                                       (1,902,500)
                                                                                                           ============



                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



   Contracts                                                                                        Value
=============================================================================================================

 PUT OPTIONS WRITTEN (g)--(0.1)%
              U.S. Treasury Bonds Futures, Chicago Board of Trade
  (898)         Strike Price $105, expires 8/26/05                                              $   (547,219)
  (104)         Strike Price $107, expires 5/20/05                                                   (22,750)
                                                                                                ------------
              Total Put Options Written (premiums received-$856,586)                                (569,969)
                                                                                                ------------
              Total Options Written (premiums received-$2,549,614)                                (2,472,469)
                                                                                                ------------
              TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN                                         $488,913,618
                (cost-$468,767,259)-100.0%                                                      ============



18 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------



  Principal
   Amount                                                                        Credit Ratings
    (000)                                                                        (Moody's/S&P)       Value
=============================================================================================================

 NEW YORK MUNICIPAL BONDS & NOTES--74.1%
 $   2,800   East Rochester Housing Auth. Revs., St. Mary's Residence Project,
               5.375%, 12/20/22 (GNMA)                                               NR/AAA      $  2,993,900
     1,000   Long Island Power Auth., Electric. Syst. Revs.,
               5.00%, 9/1/27, Ser. C                                                 A3/A-          1,027,580
     5,000   Metropolitan Transportation Auth. Revs.,
               5.00%, 11/15/31, Ser F, (MBIA)                                       Aaa/AAA         5,136,650
     1,000   Monroe Tobacco Asset Securitization Corp., Tobacco Settlement
               Revs., 6.375%, 6/1/35                                                Baa1/BBB        1,038,110
     2,000   Nassau Cnty. Tobacco Settlement Corp., Revs.,
               6.60%, 7/15/39                                                      Baa1/BBB-        2,085,440
     8,945   New York City GO,
               5.00%-5.375%, 3/1/27-3/1/33, Ser. I                                    A2/A          9,178,380
     5,000   New York City Muni. Water Finance Auth., Water & Sewer Syst.
               Revs., 5.00%, 6/15/32, Ser. A                                        Aa2/AA+         5,103,700
     1,000   Niagara Falls Public Water Auth., Water & Sewer Syst. Revs.,
               5.00%, 7/15/34, Ser. A (MBIA)                                        Aaa/AAA         1,027,210
     1,855   Sachem Central School Dist., GO,
               5.00%, 6/15/30 (MBIA)                                                Aaa/AAA         1,919,145
     2,995   State Cnty. Tobacco Settlement Trust,
               5.625%, 6/1/35                                                       Baa1/BBB        2,992,574
     1,400   State Dormitory Auth. Revs., Catholic Health Long Island,
               5.10%, 7/1/34                                                        Aaa/AAA         1,410,150
     2,000   State Dormitory Auth. Revs., Columbia Univ.,
               5.00%, 7/1/24, Ser. A                                                Aaa/AAA         2,097,540
     1,000   State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
               4.75%, 8/1/27 (AMBAC)                                                Aaa/AAA         1,006,360
     2,250   State Dormitory Auth. Revs., Jewish Board Family & Children,
               5.00%, 7/1/33 (AMBAC)                                                Aaa/AAA         2,310,975
     2,093   State Dormitory Auth. Revs., Kaleida Health,
               5.05%, 2/15/25 (FHA)                                                  NR/AAA         2,092,940
     4,500   State Dormitory Auth. Revs., Lenox Hill Hospital,
               5.50%, 7/1/30                                                        Baa2/NR         4,601,970
     6,040   State Dormitory Auth. Revs., Long Island Univ.,
               5.00%, 9/1/23-9/1/32, Ser. A (Radian)                                Baa3/AA         6,162,484
     3,000   State Dormitory Auth. Revs., Lutheran Medical Hospital,
               5.00%, 8/1/31 (MBIA)                                                 Aaa/AAA         3,071,940
     3,750   State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
               5.00%, 7/1/34, Ser. 1                                                 Aa2/AA         3,841,313
     4,000   State Dormitory Auth. Revs., Mount St. Mary College,
               5.00%, 7/1/27-7/1/32 (Radian)                                         NR/AA          4,082,300
     6,150   State Dormitory Auth. Revs., North General Hospital.,
               5.00%, 2/15/25                                                        NR/AA-         6,277,858
     1,000   State Dormitory Auth. Revs., North Shore L.I. Jewish Group,
               5.50%, 5/1/33                                                         A3/NR          1,048,400
     1,000   State Dormitory Auth. Revs., New York Univ.,
               5.00%, 7/1/31, Ser 2 (AMBAC)                                         Aaa/AAA         1,022,500


                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



  Principal
   Amount                                                                       Credit Ratings
    (000)                                                                        (Moody's/S&P)       Value
=============================================================================================================

 $   1,000   State Dormitory Auth. Revs., School Dist. Financing,
               5.00%, 10/1/30, Ser. D (MBIA)                                        Aaa/AAA      $  1,027,010
     1,250   State Dormitory Auth. Revs., Skidmore College,
               5.00%, 7/1/28 (FGIC)                                                  Aaa/NR         1,293,863
     3,740   State Dormitory Auth. Revs., St. Barnabas,
               5.00%, 2/1/31, Ser. A (AMBAC)                                        Aaa/AAA         3,824,861
     3,600   State Dormitory Auth. Revs., State Personal Income Tax,
               5.00%, 3/15/32                                                        A1/AA          3,916,944
     1,250   State Dormitory Auth. Revs., Student Housing Corp.,
               5.125%, 7/1/34 (FGIC)                                                Aaa/AAA         1,308,437
     1,500   State Dormitory Auth. Revs., Teachers College,
               5.00%, 7/1/32 (MBIA)                                                  Aaa/NR         1,537,410
     2,500   State Dormitory Auth. Revs., Winthrop-Nassau Univ.
               5.75%, 7/1/28                                                        Baa1/NR         2,623,400
       620   State Dormitory Auth. Revs., Winthrop Univ., Hospital Association
               5.50%, 7/1/32, Ser. A                                                Baa1/NR           640,671
     2,000   State Dormitory Auth. Revs., Yeshiva University,
               5.125%, 7/1/34 (AMBAC)                                                Aaa/NR         2,093,500
     1,900   State Urban Dev. Corp. Revs.,
               5.00%, 3/15/33, Ser. C-1                                              A1/AA          2,067,276
     2,000   Warren & Washington Cnty. Industrial Dev. Agcy. Civic Fac. Revs.,
               5.00%, 12/1/35, Ser. A (FSA)                                         Aaa/AAA         2,042,140
     1,250   Westchester Cnty. Industrial Dev. Agcy. Continuing Care,
               6.50%, 1/1/34                                                         NR/NR          1,295,125
                                                                                                 ------------
             Total New York Municipal Bonds & Notes (cost-$91,664,809)                             95,200,056
                                                                                                 ------------
 OTHER MUNICIPAL BONDS & NOTES--11.2%
             CALIFORNIA--4.6%
     5,560   Golden State Tobacco Securization Corp. Tobacco Settlement
               Revs., 6.75%, 6/1/39, Ser. 2003-A-1,                                 Baa3/BBB        5,861,908
                                                                                                 ------------
             DISTRICT OF COLUMBIA--0.1%
       175   Tobacco Settlement Financing Corp.,
               6.50%, 5/15/33                                                       Baa3/BBB          181,932
                                                                                                 ------------
             PUERTO RICO--5.7%
     2,280   Children Trust Fund, Tobacco Settlement Revs.,
               5.50%-5.625%, 5/15/39-5/15/43                                        Baa3/BBB        2,254,413
     1,000   Electric Power Auth. Revs.,
               5.125%, 7/1/29, Ser. NN                                               A3/A-          1,035,590
     4,000   Public Buildings Auth. Revs., Government Facs.,
               5.00%, 7/1/36, Ser. I                                                Baa1/A-         4,088,800
                                                                                                 ------------
                                                                                                    7,378,803
                                                                                                 ------------
             SOUTH CAROLINA--0.7%
       500   Tobacco Settlement Financing Corp.,
               6.125%, 6/1/32, Ser. A                                               Baa3/BBB          501,815
       370   Tobacco Settlement Rev. Management Auth., Tobacco Settlement
               Revs., 6.375%, 5/15/30, Ser. B                                       Baa3/BBB          380,068
                                                                                                 ------------
                                                                                                      881,883
                                                                                                 ------------


20 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



Principal
  Amount                                                                              Credit Ratings
  (000)                                                                               (Moody's/S&P)       Value
=================================================================================================================

         WASHINGTON--0.1%
$  135   Tobacco Settlement Auth., Tobacco Settlement Revs.,
            6.625%, 6/1/32                                                              Baa3/BBB     $    139,224
                                                                                                     ------------
            Total Other Municipal Bonds & Notes (cost-$12,643,881)                                     14,443,750
                                                                                                     ------------
 NEW YORK VARIABLE RATE NOTES (b)(c)(d)--9.9%
 1,555   Metropolitan Transportation Auth. Revs.,
            12.44%, 11/15/32, Ser. 862 (FGIC)                                            Aaa/NR         1,734,385
 1,667   New York City Trust for Cultural Resources Revs,
            9.96%, 7/1/34, Ser. 950 (FGIC)                                               Aaa/NR         1,809,852
 1,205   State Dormitory Auth. Revs.,
            14.92%, 7/1/32                                                               NR/NR          1,436,203
         State Environmental Facs. Corp., State Clean Water & Drinking,
 1,005      12.35%, 7/15/23                                                              NR/AAA         1,066,858
 1,775      12.35%, 7/15/27                                                              NR/AAA         1,877,187
 1,845   State Housing Finance Agcy., State Personal Income Tax.,
            12.43%, 3/15/33, Ser. 8590                                                   NR/AA          2,690,287
 2,000   Triborough Bridge & Tunnel Auth. Revs.,
            7.47%, 11/15/32, Ser. 912 (MBIA)                                             NR/NR          2,106,760
                                                                                                     ------------
         Total New York Variable Rate Notes (cost-$10,968,710)                                         12,721,532
                                                                                                     ------------
 CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)--1.1%
   960   State Economic Recovery GO,
            17.295%, 1/1/10, Ser. 935 (cost-$1,291,946)                                  Aa3/NR         1,367,280
                                                                                                     ------------
 NEW YORK VARIABLE RATE DEMAND NOTES (c)(e)--1.9%
         New York City Transitional Finance Auth. Rev.,
 1,750      2.27%, 1/6/05, Ser. 1 (Bayerische Landesbaexp)                             VMIG1/A-1+       1,750,000
   750      2.29%, 1/6/05, Ser. 1 (Landesbank Hessen-Thrgnexp)                         VMIG1/A-1+         750,000
                                                                                                     ------------
         Total New York Variable Rate Demand Notes (cost-$2,500,000)                                    2,500,000
                                                                                                     ------------
 U.S. TREASURY BILLS (f)--2.3%
 2,935      2.06%-2.10%, 5/5/05-6/16/05 (cost-$2,921,605)                                Aaa/AAA        2,921,717
                                                                                                     ------------
 PUT OPTIONS PURCHASED (g)--0.0%
 Contracts
 ---------
    51   Eurodollar Futures, Chicago Mercantile Exchange,
            Strike Price $94.25, expires 10/19/05 (premiums paid-$510)                                        319
                                                                                                     ------------
         TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
            (cost-$121,991,461)-100.5%                                                                129,154,654
                                                                                                     ------------
 CALL OPTIONS WRITTEN (g)--(0.4)%

         U.S. Treasury Notes Futures, Chicago Board of Trade
   (64)     Strike Price $110, expires 5/20/05                                                            (32,000)
  (234)     Strike Price $110, expires 8/26/05                                                           (248,625)
  (126)     Strike Price $109, expires 8/26/05                                                           (192,938)
                                                                                                     ------------
         Total Call Options Written (premiums received-$425,373)                                         (473,563)
                                                                                                     ------------


                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------



 Contracts                                                                     Value
========================================================================================

 PUT OPTIONS WRITTEN (f)--(0.1)%
            U.S. Treasury Bonds Futures, Chicago Board of Trade
     (234)   Strike Price $105, expires 8/26/05                           $    (142,593)
      (27)   Strike Price $107, expires 5/20/05                                  (5,906)
                                                                          -------------
            Total Put Options Written (premiums received-$223,177)             (148,499)
                                                                          -------------
            Total Options Written (premiums received-$648,550)                 (622,062)
                                                                          -------------
            TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN                     $ 128,532,592
              (cost-$121,342,911)-100.0%                                  =============



--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS:

(a)   Pre-refunded Bonds--Collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)   Variable Rate Notes--instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)   144A Security--Security exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(d)   Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)   Maturity date shown is date of next call.
(f)   All or partial principal amount segregated as initial margin on futures contracts.
(g)   Non-income producing.
(h)   Illiquid security.
--------------------------------------------------------------------------------

GLOSSARY:

AMBAC-insured by American Municipal Bond Assurance Corp.
CP-Certificates of Participation
FGIC-insured by Financial Guaranty Insurance Co.
FHA-insured by Federal Housing Administration
FNMA-Federal National Mortgage Association
FSA-insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
GNMA-Government National Mortgage Association
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated
PSF-Public School Fund
Radian-insured by Radian Guaranty Inc.
XLCA-insured by XL Capital Assurance

22 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

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                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                                 CALIFORNIA        NEW YORK
                                                              MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                            ---------------   ---------------   ---------------

ASSETS:
Investments, at value (cost-$686,148,039, $471,316,873
  and $121,991,461, respectively)                            $ 717,173,918     $ 491,386,087     $129,154,654
---------------------------------------------------------    -------------     -------------     ------------
Cash                                                             3,769,400         2,845,490               --
---------------------------------------------------------    -------------     -------------     ------------
Interest receivable                                             11,264,108         7,351,384        1,660,473
---------------------------------------------------------    -------------     -------------     ------------
Prepaid expenses                                                    43,896            28,755           23,554
---------------------------------------------------------    -------------     -------------     ------------
  Total Assets                                                 732,251,322       501,611,716      130,838,681
---------------------------------------------------------    -------------     -------------     ------------
LIABILITIES:
Due to custodian                                                        --                --          177,137
---------------------------------------------------------    -------------     -------------     ------------
Options written, at value (premiums received-$2,913,329,
  $2,549,614, $648,550, respectively)                            2,776,266         2,472,469          622,062
---------------------------------------------------------    -------------     -------------     ------------
Dividends payable to common and preferred shareholders           2,626,091         1,735,049          442,344
---------------------------------------------------------    -------------     -------------     ------------
Payable for variation margin on futures contacts                 1,641,063         1,167,375          334,813
---------------------------------------------------------    -------------     -------------     ------------
Investment management fees payable                                 308,804           211,338           54,902
---------------------------------------------------------    -------------     -------------     ------------
Accrued expenses                                                    69,937            63,220           33,383
---------------------------------------------------------    -------------     -------------     ------------
  Total Liabilities                                              7,422,161         5,649,451        1,664,641
---------------------------------------------------------    -------------     -------------     ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  10,800, 7,400 AND 1,880, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                   270,000,000       185,000,000       47,000,000
---------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $ 454,829,161     $ 310,962,265     $ 82,174,040
---------------------------------------------------------    -------------     -------------     ------------
COMPOSITION OF NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS:
Common Stock:
  Par value $0.00001 per share                               $         311     $         213     $         54
---------------------------------------------------------    -------------     -------------     ------------
  Paid-in capital in excess of par                             441,123,000       302,333,711       77,269,195
---------------------------------------------------------    -------------     -------------     ------------
Undistributed net investment income                                785,183         2,286,081          344,238
---------------------------------------------------------    -------------     -------------     ------------
Accumulated net realized loss                                  (21,872,619)      (16,662,224)      (3,487,628)
---------------------------------------------------------    -------------     -------------     ------------
Net unrealized appreciation of investments, futures
  contracts and options written                                 34,793,286        23,004,484        8,048,181
---------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $ 454,829,161     $ 310,962,265     $ 82,174,040
---------------------------------------------------------    -------------     -------------     ------------
Common Shares Outstanding                                       31,070,025        21,302,905        5,449,631
---------------------------------------------------------    -------------     -------------     ------------
NET ASSET VALUE PER COMMON SHARE                             $       14.64     $       14.60     $      15.08
---------------------------------------------------------    -------------     -------------     ------------


24 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF OPERATIONS
For the six months ended March 31, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                                   CALIFORNIA          NEW YORK
                                                               MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                            ----------------   ---------------   ---------------

INTEREST INCOME:
Interest                                                     $  20,209,089      $ 14,045,365      $  3,657,154
---------------------------------------------------------    -------------      ------------      ------------
EXPENSES:
Investment management fees                                       2,341,033         1,594,349           411,796
---------------------------------------------------------    -------------      ------------      ------------
Auction agent fees and commissions                                 347,889           235,264            61,183
---------------------------------------------------------    -------------      ------------      ------------
Custodian and accounting agent fees                                 65,462            58,553            45,893
---------------------------------------------------------    -------------      ------------      ------------
Shareholder reports and notices                                     48,438            39,900            10,026
---------------------------------------------------------    -------------      ------------      ------------
Trustees' fees and expenses                                         26,081            21,304            12,424
---------------------------------------------------------    -------------      ------------      ------------
Audit and tax services                                              25,185            21,908            16,862
---------------------------------------------------------    -------------      ------------      ------------
Transfer agent fees                                                 16,380            16,380            16,380
---------------------------------------------------------    -------------      ------------      ------------
New York Stock Exchange listing fees                                14,383            11,270            12,231
---------------------------------------------------------    -------------      ------------      ------------
Legal fees                                                          14,253             9,032               184
---------------------------------------------------------    -------------      ------------      ------------
Insurance expense                                                    7,662             6,113             2,525
---------------------------------------------------------    -------------      ------------      ------------
Investor relations                                                   4,657             2,732               902
---------------------------------------------------------    -------------      ------------      ------------
Miscellaneous                                                        5,132             4,154             3,664
---------------------------------------------------------    -------------      ------------      ------------
  Total expenses                                                 2,916,555         2,020,959           594,070
---------------------------------------------------------    -------------      ------------      ------------
  Less: investment management fees waived                         (540,238)         (367,927)          (95,030)
---------------------------------------------------------    -------------      ------------      ------------
        custody credits earned on cash balances                    (34,262)          (29,103)           (1,535)
---------------------------------------------------------    -------------      ------------      ------------
  Net expenses                                                   2,342,055         1,623,929           497,505
---------------------------------------------------------    -------------      ------------      ------------
NET INVESTMENT INCOME                                        $  17,867,034     $  12,421,436      $  3,159,649
---------------------------------------------------------    -------------     -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
  Investments                                                       60,739          (471,838)           92,596
---------------------------------------------------------    -------------     -------------      ------------
  Futures contracts                                            (15,068,870)       (9,989,032)       (2,429,868)
---------------------------------------------------------    -------------     -------------      ------------
  Options written                                                5,019,098         3,836,457         1,166,256
---------------------------------------------------------    -------------     -------------      ------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                   10,804,421        10,501,404         3,250,954
---------------------------------------------------------    -------------     -------------      ------------
  Futures contracts                                              7,249,150         5,038,639         1,292,916
---------------------------------------------------------    -------------     -------------      ------------
  Options written                                                  529,968           344,625            90,497
---------------------------------------------------------    -------------     -------------      ------------
Net realized and unrealized gain on investments, futures
  contracts and options written                                  8,594,506         9,260,255         3,463,351
---------------------------------------------------------    -------------     -------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                         26,461,540        21,681,691         6,623,000
---------------------------------------------------------    -------------     -------------      ------------
DIVIDENDS ON PREFERRED SHARES FROM
NET INVESTMENT INCOME                                           (2,335,531)       (1,354,134)         (350,751)
---------------------------------------------------------    -------------     -------------      ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS            $  24,126,009      $ 20,327,557      $  6,272,249
---------------------------------------------------------    -------------     -------------      ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF CHANGES IN NET ASSETS
                                 APPLICABLE TO COMMON SHAREHOLDERS
--------------------------------------------------------------------------------



                                                                                         MUNICIPAL III
                                                                            ----------------------------------------
                                                                            Six months ended
                                                                              March 31, 2005            Year ended
                                                                                  (unaudited)   September 30, 2004
                                                                            -----------------   --------------------

INVESTMENT OPERATIONS:
Net investment income                                                         $  17,867,034        $  36,644,049
-------------------------------------------------------------------------     -------------        -------------
Net realized loss on investments, futures contracts and options written          (9,989,033)          (9,484,779)
-------------------------------------------------------------------------     -------------        -------------
Net change in unrealized appreciation/depreciation of investments,
  futures contracts and options written                                          18,583,539           16,242,968
-------------------------------------------------------------------------     -------------        -------------
Net increase in net assets resulting from investment operations                  26,461,540           43,402,238
-------------------------------------------------------------------------     -------------        -------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                         (2,335,531)          (2,729,318)
-------------------------------------------------------------------------     -------------        -------------
Net increase in net assets applicable to common shareholders resulting
  from investment operations                                                     24,126,009           40,672,920
-------------------------------------------------------------------------     -------------        -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                     (15,484,431)         (30,938,077)
-------------------------------------------------------------------------     -------------        -------------
CAPITAL SHARE TRANSACTIONS:
Reinvestment of dividends                                                           509,060              774,444
-------------------------------------------------------------------------     -------------        -------------
Total increase in net assets applicable to common shareholders                    9,150,638           10,509,287
-------------------------------------------------------------------------     -------------        -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                             445,678,523          435,169,236
-------------------------------------------------------------------------     -------------        -------------
End of period (including undistributed net investment income of
  $785,183 and $738,111; $2,286,081 and $1,444,173; $344,238 and
  $150,878; respectively)                                                     $ 454,829,161        $ 445,678,523
-------------------------------------------------------------------------     -------------        -------------
COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS:                                   34,852               54,453
                                                                              -------------        -------------


26 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



     CALIFORNIA MUNICIPAL INCOME III                NEW YORK MUNICIPAL III
-----------------------------------------   ---------------------------------------
  Six months ended                           Six months ended
    March 31, 2005             Year ended      March 31, 2005            Year ended
       (unaudited)     September 30, 2004         (unaudited)    September 30, 2004
------------------   --------------------   -----------------   -------------------

  $  12,421,436         $  26,077,373         $  3,159,649         $  6,452,854
  -------------         -------------         ------------         ------------
     (6,624,413)           (7,318,670)          (1,171,016)          (3,177,694)
  -------------         -------------         ------------         ------------
     15,884,668            18,295,781            4,634,367            3,833,474
  -------------         -------------         ------------         ------------
     21,681,691            37,054,484            6,623,000            7,108,634
  -------------         -------------         ------------         ------------
     (1,354,134)           (1,861,708)            (350,751)            (447,012)
  -------------         -------------         ------------         ------------
     20,327,557            35,192,776            6,272,249            6,661,622
  -------------         -------------         ------------         ------------
    (10,225,394)          (20,442,079)          (2,615,538)          (5,226,323)
  -------------         -------------         ------------         ------------
             --               829,949               51,974               55,399
  -------------         -------------         ------------         ------------
     10,102,163            15,580,646            3,708,685            1,490,698
  -------------         -------------         ------------         ------------
    300,860,102           285,279,456           78,465,355           76,974,657
  -------------         -------------         ------------         ------------
  $ 310,962,265         $ 300,860,102         $ 82,174,040         $ 78,465,355
  -------------         -------------         ------------         ------------
             --                60,821                3,562                3,789
  -------------         -------------         ------------         ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Municipal Income Fund III ("Municipal III"), PIMCO California Municipal
Income Fund III ("California Municipal III") and PIMCO New York Municipal
Income Fund III ("New York Municipal III"), collectively referred to as the
"Funds", or "PIMCO Municipal Income Funds III" were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October
31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management
LLC (the "Investment Manager"), formerly PA Fund Management LLL, serves as the
Funds' Investment Manager and is an indirect, wholly-owned subsidiary of
Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is
an indirect, majority-owned subsidiary of Allianz AG. The Funds each have an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes.
California Municipal III invests substantially all of its assets in municipal bonds that pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds that pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds'
maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.
Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith pursuant to guidelines established by the Board of
Trustees. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds' net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for
U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S.
federal excise tax.

28 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(d) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum "initial margin" requirements of the exchange.
Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts.
Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(e) OPTION TRANSACTIONS
The Funds may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the
Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

(f) RESIDUAL INTEREST/MUNICIPAL BONDS ("RIBS")/RESIDUAL INTEREST TAX EXEMPT
BONDS ("RITES")

The Funds invest in Residual Interest Municipal Bonds ("RIBS") and Residual
Interest Tax Exempt Bonds ("RITES") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index.
RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term.
The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s)
goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal
Bonds of comparable maturity. An investment in RIBS and RITES typically will involve greater risk than an investment in a fixed rate bond.

(g) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund's record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(h) CUSTODY CREDITS EARNED ON CASH BALANCES
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT MANAGER/SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the
"Agreements") with the Investment Manager. Subject to the supervision of each
Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund's investment activities, business affairs and administrative matters. Pursuant to the
Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets including, net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund's expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment
Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments.
Subject to the supervision, of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, and not the
Funds, pay a portion of the fees it receives to the Sub-Adviser in return for its services at the maximum annual rate of 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the
Sub-Adviser will receive 0.26% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding from the commencement of the Funds' operations through October 31,
2007, and will receive an increasing amount not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through October 31, 2009. The
Investment Manager informed the Funds that it paid the Sub-Adviser $936,413,
$637,740 and $164,718 in connection with sub-advisory services for Municipal
III, California Municipal III and New York Municipal III, respectively, for the six months ended March 31, 2005.

3. INVESTMENTS IN SECURITIES
For the six months ended March 31, 2005, purchases and sales of investments, other than short-term securities, were:



                                                                  California                  New York
                                       Municipal III              Municipal III               Municipal III
                                      ---------------            ---------------             --------------
Purchases                               $9,370,766                  $30,364,678                   $3,947,081
Sales                                   12,114,316                   31,635,730                    5,183,500


(a) Futures contracts outstanding at March 31, 2005:



                                                                    Notional
                                                                     Value       Expiration     Unrealized
Fund                                        Type                     (000)         Date        Appreciation
--------------------------   -----------------------------------    ---------    -------        ------------
Municipal III                Short: U.S. Treasury 20 Year Bond      $(2,387)      6/21/05       $3,630,344
                                                                                                ----------
California Municipal III     Short: U.S. Treasury 20 Year Bond      $(1,698)      6/21/05       $2,858,125
                                                                                                ==========
New York Municipal III       Short: U.S. Treasury 20 Year Bond      $  (487)      6/21/05         $858,500
                                                                                                ==========


30 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONTINUED)
(b) Transactions in options written for the six months ended March 31, 2005:



                                                         Contracts       Premiums
------------------------------------------------------------------------------------
Municipal III:
--------------
Options outstanding, September 30, 2004                     1,541      $  2,562,908
Options written                                             5,568         7,629,889
Options expired                                              (945)         (514,207)
Options terminated in closing purchase transactions        (3,105)       (6,765,261)
                                                         --------      ------------
Options outstanding, March 31, 2005                         3,059      $  2,913,329
                                                         ========      ============
California Municipal III:
-------------------------
Options outstanding, September 30, 2004                     1,010      $  1,708,832
Options written                                             4,524         6,970,554
Options expired                                              (530)         (402,652)
Options terminated in closing purchase transactions        (2,321)       (5,727,120)
                                                         --------      ------------
Options outstanding, March 31, 2005                         2,683      $  2,549,614
                                                         ========      ============
New York Municipal III:
-----------------------
Options outstanding, September 30, 2004                       315      $    477,084
Options written                                             1,477         1,738,986
Options expired                                              (458)         (299,658)
Options terminated in closing purchase transactions          (649)       (1,267,862)
                                                         --------      ------------
Options outstanding, March 31, 2005                           685      $    648,550
                                                         ========      ============


4. INCOME TAX INFORMATION
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005 were:



                                                   Gross            Gross             Net
                                Cost of         Unrealized       Unrealized       Unrealized
                              Investments       Appreciation     Depreciation     Appreciation
----------------------------------------------------------------------------------------------
Municipal III                $686,148,039        $32,193,018       $1,167,139     $31,025,879
California Municipal III      471,316,873         21,706,161        1,636,947      20,069,214
New York Municipal III        121,991,461          7,245,114           81,921       7,163,193


5. AUCTION PREFERRED SHARES
Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C,
2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares
Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

5. AUCTION PREFERRED SHARES (CONTINUED)

For the six months ended March 31, 2005, the annualized dividend rates ranged from:

                                High        Low     At March 31, 2005
                             ---------- ---------- ------------------

Municipal III:
  Series A                      1.47%      2.10%         2.10%
  Series B                      2.16%      1.39%         2.16%
  Series C                      2.31%      1.49%         2.31%
  Series D                      2.11%      1.20%         2.11%
  Series E                      2.11%      1.20%         2.11%
California Municipal III:
  Series A                      2.06%      2.01%         2.06%
  Series B                      2.01%      0.80%         2.01%
New York Municipal III:
  Series A                      1.90%      1.15%         1.65%

The Funds are subject to certain limitations and restrictions while Preferred
Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On April 1, 2005, the following dividends were declared to common shareholders payable May 2, 2005 to shareholders of record on April 15, 2005:

            Municipal III                $0.0831 per common share
            California Municipal III       $0.08 per common share
            New York Municipal III         $0.08 per common share

On May 2, 2005, the following dividends were declared to common shareholders payable June 1, 2005 to shareholders of record on May 13, 2005:

           Municipal III                $0.0831 per common share
           California Municipal III       $0.08 per common share
           New York Municipal III         $0.08 per common share

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the
"Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount of
$40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the
Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the
Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Funds.

In a related action on June 1, 2004, the Attorney General of the State of New
Jersey announced that it had entered into a settlement agreement with Allianz
Global and certain other affiliates of the Investment Manager, in connection

32 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (CONTINUED)
with a complaint filed by the New Jersey Attorney General ("NJAG") on February
17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.
The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In the settlement, the Investment
Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California
Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the
Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the
State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California
Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the
Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S.
District Court in the Southern District of New York, the Central District of
California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of Maryland; the remaining four lawsuits concern "revenue sharing"
with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Funds have been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, Allianz Global, the Funds,
other open- and closed-end funds advised or distributed by the Investment
Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under
Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the
Commission under Section 9(c) of the Investment Company Act of 1940. The
Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of
(i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (CONTINUED)
It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Funds and their shareholders. However, the
Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment
Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Funds.

8. OFFICER APPOINTMENTS
On September 14, 2004, Youse Guia was named as the Funds' Chief Compliance
Officer. On December 14, 2004, Thomas J. Fuccillo was appointed as the Funds'
Secretary.

34 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

PIMCO MUNICIPAL INCOME FUNDS III ANNUAL SHAREHOLDER MEETINGS RESULTS/
March 31, 2005 (unaudited)       PROXY VOTING POLICIES & PROCEDURES
--------------------------------------------------------------------------------

ANNUAL SHAREHOLDER MEETINGS RESULTS:
------------------------------------
The Funds held their annual meetings of shareholders on December 29, 2004.
Common/Preferred shareholders of each fund voted to re-elect R. Peter Sullivan
III as a Class II Trustee to serve until 2007 and to elect David C. Flattum as a Class III Trustee to serve until 2005. Preferred shareholders voted to re-elect John J. Dalessandro II as a Class II Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                               Withhold
                                          Affirmative          Authority
                                         -------------   --------------------
Municipal III:
--------------------------------------
Re-Election of John J. Dalessandro*           10,127                  58
Election of David C. Flattum              23,568,352             302,812
Re-Election of R. Peter Sullivan III      23,564,309             306,855
California Municipal III:
--------------------------------------
Re-Election of John J. Dalessandro*            6,936                  10
Election of David C. Flattum              14,379,010             135,694
Re-Election of R. Peter Sullivan III      14,375,430             139,274
New York Municipal III:
--------------------------------------
Re-Election of John J. Dalessandro*            1,652                   5
Election of David C. Flattum               3,674,463              58,154
Re-Election of R. Peter Sullivan III       3,672,463              60,154

Messrs. Paul Belica, Robert E. Connor and Hans W. Kertess* continue to serve as
Trustees of the Funds.

----------------
* Preferred Shares Trustee

===============================================================================

PROXY VOTING POLICIES & PROCEDURES:
-----------------------------------
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i) without charge upon request by calling the Funds' transfer agent at (800) 331-1710; (ii) on the
Funds' website at www.allianzinvestors.com; and (iii) on the Securites and exchange Commission's website at www.sec.gov.

                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO MUNICIPAL INCOME FUND III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------



                                                            Six months                               For the period
                                                                 ended                            October 31, 2002*
                                                        March 31, 2005             Year ended               through
                                                           (unaudited)     September 30, 2004    September 30, 2003
                                                      ----------------   --------------------   --------------------

Net asset value, beginning of period                       $14.36              $14.05                   $14.33**
---------------------------------------------------      -----------           --------             --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.58                1.18                     0.78
---------------------------------------------------      -----------           --------             --------------
Net realized and unrealized gain (loss) on
  investments, futures contracts and options
  written                                                    0.27                0.22                    (0.08)
---------------------------------------------------      -----------           --------             --------------
Total from investment operations                             0.85                1.40                     0.70
---------------------------------------------------      -----------           --------             --------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                     (0.07)              (0.09)                   (0.06)
---------------------------------------------------      -----------           --------             --------------
Net increase in net assets applicable to
  common shares resulting from investment
  operations                                                 0.78                1.31                     0.64
---------------------------------------------------      -----------           --------             --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                     (0.50)              (1.00)                   (0.79)
---------------------------------------------------      -----------           --------             --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
  capital in excess of par                                     --                  --                    (0.03)
---------------------------------------------------      -----------           --------             --------------
Preferred shares offering costs/underwriting
  commissions charged to paid-in capital in
  excess of par                                                --                  --                    (0.10)
---------------------------------------------------      -----------           --------             --------------
Total capital share transactions                               --                  --                    (0.13)
---------------------------------------------------      -----------           --------             --------------
Net asset value, end of period                             $14.64               $14.36                  $14.05
---------------------------------------------------      -----------           --------             --------------
Market price, end of period                                $14.30               $14.30                  $14.20
---------------------------------------------------      -----------           --------             --------------
TOTAL INVESTMENT RETURN (1)                                  3.51%                8.10%                   0.05%
---------------------------------------------------      -----------           --------             --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                    $454,829              $445,679                $435,169
---------------------------------------------------      -----------           --------             --------------
Ratio of expenses to average net assets (2)(3)(5)            1.05%(4)             1.05%                   0.99%(4)
---------------------------------------------------      -----------           --------             --------------
Ratio of net investment income to average net
  assets (2)(5)                                              7.92%(4)             8.25%                   6.05%(4)
---------------------------------------------------      -----------           --------             --------------
Preferred shares asset coverage per share                 $67,107              $66,261                 $65,284
---------------------------------------------------      -----------           --------             --------------
Portfolio turnover                                              1%                  20%                     62%
---------------------------------------------------      -----------           --------             --------------


*     Commencement of operations.

**    Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)   Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)   Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).

(4)   Annualized.

(5)   During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.29% (annualized)
      and 7.68% (annualized), respectively for the six months ended March 31,
      2005; 1.29% and 8.01%, respectively for the year ended September 30, 2004 and 1.22% (annualized) and 5.82% (annualized), respectively, for the period October 31, 2002 (commencement of operations) through September 30,
      2003.

36 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------



                                                              Six months                               For the period
                                                                   ended                             October 31, 2002*
                                                          March 31, 2005             Year ended               through
                                                             (unaudited)     September 30, 2004    September 30, 2003
                                                        ----------------   --------------------   --------------------

Net asset value, beginning of period                        $14.12                   $13.43              $14.33**
-----------------------------------------------------      ------------             --------           ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.58                     1.23                0.71
-----------------------------------------------------      ------------             --------           ------------
Net realized and unrealized gain (loss) on
  investments, futures contracts and options
  written                                                     0.44                     0.51               (0.66)
-----------------------------------------------------      ------------             --------           ------------
Total from investment operations                              1.02                     1.74                0.05
-----------------------------------------------------      ------------             --------           ------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                      (0.06)                   (0.09)              (0.06)
-----------------------------------------------------      ------------             --------           ------------
Net increase (decrease) in net assets
  applicable to common shares resulting
  from investment operations                                  0.96                     1.65               (0.01)
-----------------------------------------------------      ------------             --------           ------------
DIVIDENDS TO COMMON SHAREHOLDERS
  FROM NET INVESTMENT INCOME                                 (0.48)                   (0.96)              (0.76)
-----------------------------------------------------      ------------             --------           ------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to
  paid-in capital in excess of par                               --                      --               (0.03)
-----------------------------------------------------      ------------             --------           ------------
Preferred shares offering costs/underwriting
  commissions charged to paid-in capital in
  excess of par                                                  --                      --               (0.10)
-----------------------------------------------------      ------------             --------           ------------
Total capital share transactions                                 --                      --               (0.13)
-----------------------------------------------------      ------------             --------           ------------
Net asset value, end of period                               $14.60                  $14.12              $13.43
-----------------------------------------------------      ------------              --------           -----------
Market price, end of period                                  $14.12                  $13.74              $13.62
-----------------------------------------------------      ------------             --------           ------------
TOTAL INVESTMENT RETURN (1)                                    6.29%                   8.22%              (4.10)%
-----------------------------------------------------      ------------             --------           ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
  shareholders, end of period (000)                        $310,962                 $300,860           $285,279
-----------------------------------------------------      ------------             --------           ------------
Ratio of expenses to average net assets
  (2)(3)(5)                                                    1.08%(4)                 1.08%              1.01%(4)
-----------------------------------------------------      ------------             --------           ------------
Ratio of net investment income to average
  net assets (2)(5)                                            8.12%(4)                 8.79%              5.63%(4)
-----------------------------------------------------      ------------             --------           ------------
Preferred shares asset coverage per share                   $67.015                  $65,650            $63,539
-----------------------------------------------------      ------------             --------           ------------
Portfolio turnover                                                6%                      39%               123%
-----------------------------------------------------      ------------             --------           ------------


*     Commencement of operations.

**    Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)   Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)   Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).

(4)   Annualized.

(5)   During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been, 1.32%
      (annualized) and 7.88% (annualized) respectively, for the six months ended March 31, 2005; 1.32% and 8.55% respectively for the year ended
      September 30, 2004 and 1.24% (annualized) and 5.40% (annualized), respectively, for the period October 31, 2002 (commencement of operations) through September 30, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 37

PIMCO NEW YORK MUNICIPAL INCOME FUND III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------



                                                                Six months                           For the period
                                                                     ended                        October 31, 2002*
                                                            March 31, 2005           Year ended             through
                                                               (unaudited)   September 30, 2004 September 30, 2003
                                                          ---------------- -------------------- --------------------

Net asset value, beginning of period                          $14.41                 $14.14             $14.33**
---------------------------------------------------------    -----------            -------           ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.58                   1.19               0.70
---------------------------------------------------------    -----------            -------           ------------
Net realized and unrealized gain on investments,
  futures contracts and options written                         0.63                   0.12               0.08
---------------------------------------------------------    -----------            -------           ------------
Total from investment operations                                1.21                   1.31               0.78
---------------------------------------------------------    -----------            -------           ------------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                        (0.06)                 (0.08)             (0.06)
---------------------------------------------------------    -----------            -------           ------------
Net increase in net assets applicable to common
shares resulting from investment operations                     1.15                   1.23               0.72
---------------------------------------------------------    -----------            -------           ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                        (0.48)                 (0.96)             (0.76)
---------------------------------------------------------    -----------            -------           ------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                --                     --              (0.03)
---------------------------------------------------------    -----------            -------           ------------
Preferred shares offering costs/underwriting
commissions charged to paid-in capital in excess of par           --                     --              (0.12)
---------------------------------------------------------    -----------            -------           ------------
Total capital share transactions                                  --                     --              (0.15)
---------------------------------------------------------    -----------            -------           ------------
Net asset value, end of period                                $15.08                 $14.41             $14.14
---------------------------------------------------------    -----------            -------           ------------
Market price, end of period                                   $14.17                 $14.30             $13.68
---------------------------------------------------------    -----------            -------           ------------
TOTAL INVESTMENT RETURN (1)                                     2.41%                 11.93%             (3.77)%
---------------------------------------------------------    -----------            -------           ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                        $82,174                $78,465            $76,975
---------------------------------------------------------    -----------            -------           ------------
Ratio of expenses to average net assets (2)(3)(5)               1.25%(4)               1.19%              1.14%(4)
---------------------------------------------------------    -----------            -------           ------------
Ratio of net investment income to average net
  assets (2)(5)                                                 7.91%(4)               8.23%              5.47%(4)
---------------------------------------------------------    -----------            -------           ------------
Preferred shares asset coverage per share                     $68.704               $66,732            $65,942
---------------------------------------------------------    -----------            -------           ------------
Portfolio turnover                                                 3%                    16%               217%
---------------------------------------------------------    -----------            -------           ------------


*     Commencement of operations.

**    Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)   Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)   Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(h) in Notes to Financial Statements).

(4)   Annualized.

(5)   During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.48%
      (annualized) and 7.68% (annualized), respectively for the six months ended March 31, 2005; 1.43% and 7.99%, respectively for the year ended
      September 30, 2004, and 1.37% (annualized) and 5.24% (annualized), respectively for the period October 31, 2002 (commencement of operations)
      through September 30, 2003.

38 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

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                3.31.05 | PIMCO Municipal Income Funds III Semi-Annual Report 39

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40 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.05

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
  Chairman of the Board of Trustees
Paul Belica
  Trustee
John J. Dalessandro II
  Trustee
David C. Flattum
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Secretary
Youse Guia
  Chief Compliance Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

CUSTODIAN & ACCOUNTING AGENT
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal
Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds' or any securities mentioned in this report.

The financial information included herein is taken from the records of the
Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission (the "Commission") for the first and third quarter of their fiscal year on Form N-Q. Form N-Q is available (i) on the
Funds' website at www.allianzinvestors.com (ii) on the Commission's website at
www.sec.gov, and (iii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office at 450 5th Street N.W. Room
1200, Washington, D.C. 20459, (202) 942-9090

Information on the Funds is available at www.allianzinvestors.com or by calling the Funds' transfer agent at 1-800-331-1710.

[ALLIANZ LOGO OMITTED]

ITEM 2. CODE OF ETHICS

     Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

     Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

     Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

     Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES.



                                                  TOTAL NUMBER
                                              OF SHARES PURCHASED        MAXIMUM NUMBER OF
                 TOTAL NUMBER      AVERAGE    AS PART OF PUBLICLY      SHARES THAT MAY YET BE
                   OF SHARES     PRICE PAID    ANNOUNCED PLANS OR    PURCHASED UNDER THE PLANS
       PERIOD      PURCHASED      PER SHARE         PROGRAMS                OR PROGRAMS
       ------      ---------      ---------         --------                -----------

October 2004          N/A            N/A                N/A                     N/A
November 2004         N/A           14.51            18,052                     N/A
December 2004         N/A            N/A                N/A                     N/A
January 2005          N/A            N/A                N/A                     N/A
February 2005         N/A           14.71            16,800                     N/A
March 2005            N/A            N/A                N/A                     N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)   Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

(b)      Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 8, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 8, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 8, 2005